UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number       811-03651

Touchstone Strategic Trust - March Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code:  800-638-8194

Date of fiscal year end: March 31

Date of reporting period: September 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

September 30, 2019

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Flexible Income Fund

Touchstone Focused Fund

Touchstone Global ESG Equity Fund (formerly known as Touchstone Sustainability and Impact Equity Fund)

Touchstone Growth Opportunities Fund

Touchstone Mid Cap Growth Fund

Touchstone Sands Capital Emerging Markets Growth Fund

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Touchstone Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the shareholder reports from Touchstone Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, annual and semi-annual shareholder reports will be available on the Touchstone Funds’ website (TouchstoneInvestments.com/Resources), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future annual and semi-annual shareholder reports in paper, free of charge. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive paper copies of shareholder reports through the mail or otherwise change your delivery method, contact your financial intermediary or, if you hold your shares directly through Touchstone Funds, visit TouchstoneInvestments.com/Resources/Edelivery or call Touchstone Funds toll-free at 1.800.543.0407. Your election to receive shareholder reports in paper will apply to all Touchstone Funds that you hold through the financial intermediary, or directly with Touchstone.

This report identifies the Funds’ investments on September 30, 2019. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Tabular Presentation of Portfolios of Investments (Unaudited)

September 30, 2019

The tables below provide each Fund’s geographic allocation, sector allocation and/or credit quality. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Flexible Income Fund
Credit Quality*	(% of Fixed Income Securities)
AAA/Aaa	62.8%
AA/Aa	2.2
A/A	3.0
BBB/Baa	16.1
BB/Ba	5.7
B/B	8.1
Not Rated	2.1
100.0%

Credit Quality*	(% of Preferred Stocks)
AAA/Aaa	1.9
BBB/Baa	36.9
BB/Ba	51.8
B/B	4.9
Not Rated	4.5
100.0%

Sector Allocation**	(% of Net Assets)
Fixed Income Securities	72.3
Preferred Stocks
Financials	10.2
Energy	2.0
Utilities	1.3
Real Estate	0.8
Common Stocks
Consumer Discretionary	0.4
Exchange-Traded Fund	1.6
Investment Funds	7.3
Short-Term Investment Funds	9.1
Other Assets/Liabilities (Net)	(5.0)
Total	100.0%

Touchstone Focused Fund
Sector Allocation**	(% of Net Assets)
Information Technology	20.5%
Communication Services	20.4
Financials	17.1
Health Care	12.1
Consumer Discretionary	10.7
Industrials	7.0
Real Estate	5.1
Energy	3.4
Consumer Staples	2.9
Short-Term Investment Fund	1.1
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

Touchstone Global ESG Equity Fund
Geographic Allocation	(% of Net Assets)
Common Stocks
United States	49.9%
France	9.0
Japan	8.8
Germany	6.0
United Kingdom	5.0
Switzerland	3.7
Netherlands	3.6
China	2.9
Ireland	2.1
Sweden	1.5
South Korea	1.3
Hong Kong	1.2
Canada	1.1
India	0.9
Indonesia	0.9
Mexico	0.8
Australia	0.7
Short-Term Investment Funds	3.8
Other Assets/Liabilities (Net)	(3.2)
Total	100.0%

*	Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

**	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Growth Opportunities Fund
Sector Allocation*	(% of Net Assets)
Information Technology	33.2%
Communication Services	15.7
Health Care	14.7
Industrials	11.8
Consumer Discretionary	11.6
Financials	5.0
Energy	3.5
Real Estate	2.1
Consumer Staples	1.8
Materials	1.3
Short-Term Investment Fund	1.3
Other Assets/Liabilities (Net)	(2.0)
Total	100.0%

Touchstone Mid Cap Growth Fund
Sector Allocation*	(% of Net Assets)
Information Technology	32.1%
Industrials	20.0
Health Care	15.3
Consumer Discretionary	11.9
Communication Services	4.8
Financials	4.3
Energy	3.6
Real Estate	3.1
Materials	1.6
Short-Term Investment Fund	3.3
Other Assets/Liabilities (Net)	0.0
Total	100.0%

Touchstone Sands Capital Emerging Markets Growth Fund
Credit Quality**	(% of Fixed Income Securities)
AAA/Aaa	100.0%

Geographic Allocation	(% of Net Assets)
Common Stocks
China	30.1%
India	26.6
Russia	5.6
Argentina	4.5
Singapore	3.9
Taiwan	3.5
Hong Kong	3.0
Thailand	2.8
Indonesia	2.7
Cambodia	2.7
South Africa	2.4
Brazil	2.1
Belize	1.9
Mexico	1.8
Philippines	1.3
Netherlands	1.2
Vietnam	0.9
Corporate Bond	0.0
Short-Term Investment Fund	3.6
Other Assets/Liabilities (Net)	(0.6)
Total	100.0%

*	Sector classifications are based upon the Global Industry Classification Standard (GICS®).

**	Credit quality ratings are from Standard & Poor’s (“S&P”) and Moody’s Investors Service (“Moody’s”). If agency ratings differ, the higher rating will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Portfolio of Investments

Touchstone Flexible Income Fund – September 30, 2019 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 28.0%

	Financials — 18.2%
$7,677,000	Bank of America Corp., Ser JJ, 5.125%(A)	$7,936,099
22,757,000	Citigroup, Inc., Ser O, 5.875%(A)	22,956,124
5,776,000	Citigroup, Inc., Ser Q, 5.950%(A)	5,897,758
7,846,000	Citizens Financial Group, Inc., Ser A, 5.500%(A)	7,904,845
25,531,000	Goldman Sachs Group, Inc. (The), Ser M, 5.375%(A)	25,828,947
1,187,000	Goldman Sachs Group, Inc.(The), Ser Q, 5.500%(A)	1,246,350
6,383,000	JPMorgan Chase & Co., Ser I, (3M LIBOR +3.470%), 5.736%(A)(B)	6,412,917
3,639,000	Lincoln National Corp., (3M LIBOR +2.358%), 4.481%, 5/17/66(B)	2,948,718
8,445,000	MetLife, Inc., Ser C, 5.250%(A)	8,540,006
18,452,000	Morgan Stanley, Ser J, 5.550%(A)	18,707,560
5,863,000	Neuberger Berman Group LLC /Neuberger Berman Finance Corp., 144a, 4.875%, 4/15/45	6,131,118
12,628,000	Wells Fargo & Co., Ser K, (3M LIBOR +3.770%), 5.889%(A)(B)	12,785,850
		127,296,292

	Consumer Discretionary — 5.1%
9,947,000	Ford Motor Credit Co. LLC, 5.085%, 1/7/21	10,200,707
14,380,000	General Motors Co., (3M LIBOR +0.900%), 3.034%, 9/10/21(B)	14,366,633
5,333,000	Marriott Ownership Resorts, Inc., 144a, 4.750%, 1/15/28	5,386,330
21,000	Newell Brands, Inc., 3.150%, 4/1/21	20,996
2,626,000	PulteGroup, Inc., 6.000%, 2/15/35	2,796,690
2,988,000	Wyndham Destinations, Inc., 5.750%, 4/1/27	3,227,040
		35,998,396

	Energy — 2.1%
8,298,000	MPLX LP, Ser B, 6.875%(A)	8,288,042
12,362,000	Occidental Petroleum Corp., 4.264%, 10/10/36#	6,105,344
		14,393,386

	Communication Services — 1.9%
5,057,000	Diamond Sports Group LLC / Diamond Sports Finance Co., 144a, 5.375%, 8/15/26	5,246,638
7,790,000	Uber Technologies, Inc., 144a, 7.500%, 11/1/23	7,848,425
		13,095,063

	Utilities — 0.7%
4,793,000	Duke Energy Corp., 4.875%(A)	4,912,825
	Total Corporate Bonds	$195,695,962

	U.S. Treasury Obligations — 23.6%
55,947,000	U.S. Treasury Note, 1.375%, 12/15/19	55,887,993
56,623,000	U.S. Treasury Note, 3.375%, 11/15/19	56,712,709
52,133,000	U.S. Treasury Note, 3.625%, 2/15/20	52,454,759
	Total U.S. Treasury Obligations	$165,055,461

Shares

	Preferred Stocks — 14.3%

	Financials — 10.2%
162,695	AllianzGI Convertible &, Income Fund, Ser A, 5.625%(A)	4,275,625
111,404	Allstate Corp.(The), Ser E, 6.625%(A)	2,780,644
386,815	Annaly Capital Management, Inc., Ser I, 6.750%(A)	9,991,432
113,179	Apollo Global Management, Inc., Ser A, 6.375%(A)	3,023,011
465,125	Ares Management Corp., Ser A, 7.000%(A)	12,567,677
10,473	Bank of America Corp., Ser CC, 6.200%(A)	271,010
10,863	Bank of America Corp., Ser EE, 6.000%(A)	281,134
15,311	Bank of America Corp., Ser Y, 6.500%(A)	385,761
244,419	GMAC Capital Trust I, Ser 2, (3M LIBOR+5.785%), 7.943%, 2/15/40(B)	6,406,222
286,439	Hartford Financial Services Group, Inc.(The), 7.875%, 4/15/42	8,352,561
242,742	National Rural Utilities Cooperative Finance Corp., Ser US, 5.500%, 5/15/64	6,658,413
51,663	Oaktree Capital Group LLC, Ser A, 6.625%(A)	1,385,602
326,198	Oaktree Capital Group LLC, Ser B, 6.550%(A)	8,709,487
19,448	PartnerRe Ltd., Ser H, 7.250%(A)	527,235
107,154	Stifel Financial Corp., 5.200%, 10/15/47	2,810,649
97,186	Valley National Bancorp, Ser B, 5.500%(A)	2,510,314
		70,936,777

	Energy — 2.0%
554,650	Energy Transfer Operating LP, Ser E, 7.600%(A)	14,054,831

	Utilities — 1.3%
182,579	Duke Energy Corp., Ser A, 5.750%(A)	5,044,658
81,449	Entergy Arkansas LLC, 4.900%, 12/1/52	2,239,847
21,621	Entergy Arkansas LLC, 4.750%, 6/1/63	551,119
48,106	Entergy Louisiana LLC, 4.875%, 9/1/66	1,272,885
10,291	Entergy Louisiana LLC, 4.700%, 6/1/63	263,244
964	Entergy Mississippi LLC, 4.900%,10/1/66	26,365
		9,398,118

	Real Estate — 0.8%
226,866	Kimco Realty Corp., Ser M, 5.250%(A)	5,864,486
	Total Preferred Stocks	$100,254,212

Touchstone Flexible Income Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Asset-Backed Securities — 13.0%
$133,518	American Credit Acceptance Receivables Trust, Ser 2018-3, Class A, 144a, 2.920%, 8/12/21	$133,561
3,855,822	American Homes 4 Rent Trust, Ser 2014-SFR2, Class A, 144a, 3.786%, 10/17/36	4,056,987
2,895,000	AMMC CLO XII Ltd., Ser 2013-12A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.650%), 2.831%, 11/10/30(B)	2,894,962
7,998,494	Barings BDC Static CLO Ltd., Ser 2019-1A, Class A1, (Cayman Islands), 144a, (3M LIBOR +1.020%), 3.323%, 4/15/27(B)	8,000,558
257,754	Conseco Finance Corp., Ser 1998-4, Class A7, 6.870%, 4/1/30(B)(C)	268,022
21,963	CPS Auto Receivables Trust, Ser 2017-C, Class B, 144a, 2.300%, 7/15/21	21,963
3,664,371	CPS Auto Receivables Trust, Ser 2019-B, Class A, 144a, 2.890%, 5/16/22	3,674,669
6,843,562	CPS Auto Receivables Trust, Ser 2019-C, Class A, 144a, 2.550%, 9/15/22	6,850,868
465,762	Drive Auto Receivables Trust, Ser 2017-2, Class C, 2.750%, 9/15/23	466,156
1,340,136	Drive Auto Receivables Trust, Ser 2017-3, Class C, 2.800%, 7/15/22	1,341,277
48,356	DT Auto Owner Trust, Ser 2017-2A, Class C, 144a, 3.030%, 1/17/23	48,381
98,117	DT Auto Owner Trust, Ser 2019-1A, Class A, 144a, 3.080%, 9/15/22	98,475
2,664,342	DT Auto Owner Trust, Ser 2019-2A, Class A, 144a, 2.850%, 9/15/22	2,673,698
1,714,958	DT Auto Owner Trust, Ser 2019-3I, Class A, 2.550%, 8/15/22	1,716,547
30,447	Flagship Credit Auto Trust, Ser 2016-3, Class B, 144a, 2.430%, 6/15/21	30,447
3,138,333	Galaxy XX CLO Ltd., Ser 2015-20A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.600%), 2.878%, 4/20/31(B)	3,137,797
4,540,374	GLS Auto Receivables Issuer Trust, Ser 2019-2A, Class A, 144a, 3.060%, 4/17/23	4,568,067
1,042,207	JFIN CLO 2014 Ltd., Ser 2014-1A, Class AR, (Cayman Islands), 144a, (3M LIBOR +0.950%), 3.228%, 4/21/25(B)	1,042,274
1,000,000	LCM Ltd., Ser 2019-30, (Cayman Islands), 144a, (3M LIBOR +0.750%), 3.321%, 4/20/31(B)	999,971
3,750,000	Marathon CLO VI Ltd., Ser 2014-6A, Class X, (Cayman Islands), 144a, (3M LIBOR +0.700%), 2.876%, 5/13/28(B)	3,749,711
466,351	Mid-State Capital Corp. Trust, Ser 2005-1, Class M2, 7.079%, 1/15/40	524,425
6,000,000	NRZ Advance Receivables Trust, Ser 2019-T1, Class AT1, 144a, 2.590%, 7/15/52	6,027,560
4,000,000	NRZ Advance Receivables Trust, Ser 2019-T1, Class DT1, 144a, 3.330%, 7/15/52	4,018,016
1,126,508	OHA Credit Partners IX Ltd., Ser 2013-9A, Class A1R, (Cayman Islands), 144a, (3M LIBOR +1.010%), 3.288%, 10/20/25(B)	1,126,719
3,000,000	OZLM VI Ltd., Ser 2014-6A, Class XS, (Cayman Islands), 144a, (3M LIBOR +0.700%), 3.003%, 4/17/31(B)	2,999,973
1,968,886	Pretium Mortgage Credit Partners LLC, Ser 2019-CFL1, Class A1, 144a, 3.721%, 1/25/59(B)(C)	1,964,707
2,212,302	Santander Drive Auto Receivables Trust, Ser 2016-1, Class C, 3.090%, 4/15/22	2,214,435
2,698,983	Santander Drive Auto Receivables Trust, Ser 2018-1, Class B, 2.630%, 7/15/22	2,701,115
3,272,727	Sound Point CLO VI-R Ltd., Ser 2014-2RA, Class X, (Cayman Islands), 144a, (3M LIBOR +0.700%), 2.978%, 10/20/31(B)	3,272,691
5,900,000	Towd Point Mortgage Trust, Ser 2016-1, Class M1, 144a, 3.500%, 2/25/55(B)(C)	6,027,308
6,500,319	Towd Point Mortgage Trust, Ser 2017-6, Class A1, 144a, 2.750%, 10/25/57(B)(C)	6,562,295
3,125,000	Tryon Park CLO Ltd., Ser 2013-1A, Class XR, (Cayman Islands), 144a, (3M LIBOR +0.550%), 2.853%, 4/15/29(B)	3,124,975
4,671,313	United Auto Credit Securitization Trust, Ser 2019-1, Class A, 144a, 2.820%, 7/12/21	4,673,091
	Total Asset-Backed Securities	$91,011,701

Shares

	Investment Funds — 7.3%
615,289	BlackRock Corporate High Yield Fund, Inc.±	6,614,357
23,772	BlackRock Credit Allocation Income Trust±†	323,775
124,873	BlackRock Debt Strategies Fund, Inc.±	1,342,385
32,398	BlackRock Ltd. Duration Income Trust±	506,381
130,960	BlackRock Municipal IncomeTrust±	1,849,155
461,960	BlackRock MuniVest Fund, Inc.±	4,250,032
26,551	First Trust High Income Long/Short Fund±	402,513
348,935	Invesco Municipal Opportunity Trust±†	4,365,177
106,672	Invesco Municipal Trust±	1,345,134

Touchstone Flexible Income Fund (Unaudited) (Continued)

		Market
Shares		Value

	Investment Funds — 7.3% (Continued)
1,812,424	Invesco Senior Income Trust±	$7,612,181
1,638,213	Nuveen Credit Strategies Income Fund±†	12,253,833
121,443	Nuveen Quality Municipal Income Fund±†	1,743,921
196,117	Wells Fargo Income Opportunities Fund±	1,616,004
87,120	Western Asset High Income Fund II, Inc.±	590,673
33,042	Western Asset High Yield Defined Opportunity Fund, Inc.±	500,917
1,119,455	Western Asset High, Income
	Opportunity Fund Inc.±	5,653,248
	Total Investment Funds	$50,969,686

Principal
Amount

	Non-Agency Collateralized Mortgage Obligations — 4.6%
$834,223	American Home Mortgage Investment Trust, Ser 2004-4, Class 4A, (6M LIBOR +2.000%), 4.031%, 2/25/45(B)	838,298
4,245,729	Bear Stearns ALT-A Trust, Ser 2004-12, Class 1M1, (1M LIBOR +0.930%), 2.948%, 1/25/35(B)	4,242,563
83,883	Bear Stearns Asset Backed Securities Trust, Ser 2003-AC7, Class A2, 5.750%, 1/25/34(B)(C)	85,411
5,391,724	Citigroup Mortgage Loan Trust, Inc., Ser 2018-RP1, Class A1, 144a, 3.000%, 9/25/64(B)(C)	5,434,150
739,480	GSR Mortgage Loan Trust, Ser 2005-AR4, Class 6A1, 4.643%, 7/25/35(B)(C)	755,837
6,128	Merrill Lynch Mortgage Investors Trust, Ser 2003-A1, Class 2A, (12M LIBOR +1.625%), 3.586%, 12/25/32(B)	6,286
4,421,822	Metlife Securitization Trust, Ser 2017-1A, Class A, 144a, 3.000%, 4/25/55(B)(C)	4,470,443
234,288	Morgan Stanley Mortgage Loan Trust, Ser 2004-7AR, Class 2A6, 4.414%, 9/25/34(B)(C)	241,457
3,452,695	Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Class 1M1, (1M LIBOR +0.750%), 2.768%, 9/25/35(B)	3,454,323
2,903,217	New Residential Mortgage Loan Trust, Ser 2017-2A, Class A3, 144a, 4.000%, 3/25/57(B)(C)	3,023,722
4,549,790	New Residential Mortgage Trust, Ser 2018-1A, Class A1A, 144a, 4.000%, 12/25/57(B)(C)	4,719,026
12,042	RALI Trust, Ser 2004-QS6, Class A1, 5.000%, 5/25/19	11,647
4,707,722	Sequoia Mortgage Trust, Ser 2013-9, Class B1, 144a, 3.500%, 7/25/43	4,821,872
83,534	Wells Fargo Mortgage Backed Securities Trust, Ser 2004-X, Class 1A5, 4.759%, 11/25/34(B)(C)	86,373
	Total Non-Agency Collateralized Mortgage Obligations	$32,191,408

	Agency Collateralized Mortgage Obligations — 2.0%
7,297,778	GNMA, Ser 2012-147, Class IO, 0.561%, 4/16/54(B)(C)(D)	246,159
32,927,805	GNMA, Ser 2016-110, Class IO, 1.032%, 5/16/58(B)(C)(D)	2,448,535
37,406,619	GNMA, Ser 2016-158, Class IO, 0.908%, 6/16/58(B)(C)(D)	2,675,306
44,814,472	GNMA, Ser 2016-52, Class IO, 0.918%, 3/16/58(B)(C)(D)	3,015,346
42,017,328	GNMA, Ser 2017-76, Class IO, 0.953%, 12/16/56(B)(C)(D)	2,980,982
48,020,968	GNMA, Ser 2017-94, Class IO, 0.661%, 2/16/59(B)(C)(D)	2,790,590
	Total Agency Collateralized Mortgage Obligations	$14,156,918

Shares

Exchange-Traded Fund — 1.6%
292,790	iShares US Preferred Stock ETF	$10,988,409

Principal
Amount

Commercial Mortgage-Backed Security — 1.1%
$7,442,461	Velocity Commercial Capital Loan Trust, Ser 2019-2, Class A, 144a, 3.130%, 7/25/49(B)(C)	$7,496,601

Shares

	Common Stocks — 0.4%

	Consumer Discretionary — 0.4%
100,286	Peloton Interactive, Inc.*	2,517,179

	Short-Term Investment Funds — 9.1%
63,647,253	Dreyfus Government Cash Management, Institutional Shares, 1.85%∞Ω	63,647,253
71,010	Invesco Government & Agency Portfolio, Institutional Class, 1.83%**∞Ω	71,010
	Total Short-Term Investment Funds	$63,718,263

Touchstone Flexible Income Fund (Unaudited) (Continued)

Market
Value

Total Investment Securities — 105.0%
(Cost $722,676,606)	$734,055,800

Liabilities in Excess of Other Assets — (5.0%)	(35,173,120)

Net Assets — 100.0%	$698,882,680

(A)	Perpetual Bond - A bond with no definite maturity date.

(B)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2019.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

#	Zero coupon bond - Rate shown reflects effective yield to maturity at time of purchase.

*	Non-income producing security.

**	Represents collateral for securities loaned.

±	Closed-End Fund.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $69,624.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $136,358,049 or 19.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$195,695,962	$—	$195,695,962
U.S. Treasury Obligations	—	165,055,461	—	165,055,461
Preferred Stocks	100,254,212	—	—	100,254,212
Asset-Backed Securities	—	91,011,701	—	91,011,701
Investment Funds	50,969,686	—	—	50,969,686
Non-Agency Collateralized Mortgage Obligations	—	32,191,408	—	32,191,408
Agency Collateralized Mortgage Obligations	—	14,156,918	—	14,156,918
Exchange-Traded Fund	10,988,409	—	—	10,988,409
Common Stocks	2,517,179	—	—	2,517,179
Commercial Mortgage-Backed Security	—	7,496,601	—	7,496,601
Short-Term Investment Funds	63,718,263	—	—	63,718,263
Total	$228,447,749	$505,608,051	$—	$734,055,800

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Focused Fund – September 30, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.2%

Information Technology — 20.5%
Apple, Inc.	191,553	$42,902,125
Avnet, Inc.	406,593	18,087,290
International Business Machines Corp.	115,125	16,741,477
Microsoft Corp.	410,791	57,112,273
Oracle Corp.	432,705	23,811,756
salesforce.com, Inc.*	199,829	29,662,617
		188,317,538

Communication Services — 20.4%
Alphabet, Inc. - Class A*	14,184	17,320,650
Alphabet, Inc. - Class C*	34,961	42,617,459
AT&T, Inc.	478,081	18,090,585
Baidu, Inc. (China) ADR*	36,695	3,770,778
Comcast Corp. - Class A	658,008	29,663,001
Facebook, Inc. - Class A*	232,753	41,448,654
Fox Corp. - Class A	289,405	9,126,387
Netflix, Inc.*	35,149	9,406,575
Walt Disney Co. (The)	127,711	16,643,298
		188,087,387

Financials — 17.1%
Bank of America Corp.	987,717	28,811,705
Berkshire Hathaway, Inc. - Class B*	417,273	86,801,129
Goldman Sachs Group, Inc. (The)	116,068	24,052,772
Signature Bank/NewYork NY	146,881	17,511,153
		157,176,759

Health Care — 12.1%
AmerisourceBergen Corp.	150,829	12,417,752
Biogen, Inc.*	55,500	12,921,510
Bio-Rad Laboratories, Inc. - Class A*	39,558	13,162,529
Bristol-Myers Squibb Co.	405,252	20,550,329
Johnson & Johnson	191,981	24,838,502
Novartis AG (Switzerland) ADR	144,128	12,524,723
UnitedHealth Group, Inc.	70,484	15,317,583
		111,732,928

Consumer Discretionary — 10.7%
Alibaba Group Holding Ltd. (China) ADR*	60,601	10,134,305
Amazon.com, Inc.*	29,469	51,155,532
Booking Holdings, Inc.*	4,780	9,381,276
Carnival Corp.	230,401	10,070,828
JD.com, Inc. (China) ADR*	221,263	6,241,829
Yum China Holdings, Inc. (China)	245,668	11,160,697
		98,144,467

Industrials — 7.0%
Deere & Co.	90,865	15,327,108
FedEx Corp.	52,884	7,698,324
General Electric Co.	443,698	3,966,660
Union Pacific Corp.	93,849	15,201,661
United Technologies Corp.	163,548	22,327,573
		64,521,326

Real Estate — 5.1%
Jones Lang LaSalle, Inc.	181,925	25,298,490
Simon Property Group, Inc. REIT	138,819	21,607,177
		46,905,667

Energy — 3.4%
Exxon Mobil Corp.	225,353	15,912,175
Halliburton Co.	293,206	5,526,933
Schlumberger Ltd.	275,554	9,415,680
		30,854,788

Consumer Staples — 2.9%
Monster Beverage Corp.*	216,813	12,588,163
Unilever NV (United Kingdom)	234,527	14,078,656
		26,666,819
Total Common Stocks		$912,407,679

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash Management, Institutional Shares, 1.85%∞Ω	10,471,945	$10,471,945

Total Investment Securities —100.3%
(Cost $654,642,132)		$922,879,624

Liabilities in Excess of Other Assets — (0.3%)		(2,620,894)

Net Assets — 100.0%		$920,258,730

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$912,407,679	$—	$—	$912,407,679
Short-Term Investment Fund	10,471,945	—	—	10,471,945
Total	$922,879,624	$—	$—	$922,879,624

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Global ESG Equity Fund – September 30, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.4%

United States — 49.9%

Communication Services — 11.1%
Alphabet, Inc. - Class A*	25,093	$30,642,066
Comcast Corp. - Class A	462,570	20,852,656
Facebook, Inc. - Class A*	154,745	27,556,990

Consumer Discretionary — 6.7%
Amazon.com, Inc.*	11,928	20,705,934
Foot Locker, Inc.	157,155	6,782,810
Royal Caribbean Cruises Ltd.	183,616	19,891,121

Consumer Staples — 1.1%
Lamb Weston Holdings, Inc.	106,211	7,723,664

Energy — 1.5%
ConocoPhillips	96,844	5,518,171
EOG Resources, Inc.	68,493	5,083,550

Financials — 8.6%
Comerica, Inc.	150,972	9,962,642
Fifth Third Bancorp	444,463	12,169,397
First Horizon National Corp.	486,009	7,873,346
Progressive Corp. (The)	186,157	14,380,628
Reinsurance Group of America, Inc.	105,646	16,890,683

Health Care — 8.4%
Alnylam Pharmaceuticals, Inc.*	66,371	5,337,556
Becton Dickinson & Co.	37,768	9,553,793
Cerner Corp.	135,137	9,212,289
Covetrus, Inc.*†	164,635	1,957,510
CVS Health Corp.	205,165	12,939,757
DexCom, Inc.*	26,764	3,994,259
Illumina, Inc.*	21,930	6,671,545
Neurocrine Biosciences, Inc.*	41,219	3,714,244
Regeneron Pharmaceuticals, Inc.*	23,264	6,453,434

Industrials — 6.9%
Deere & Co.	68,095	11,486,265
Hexcel Corp.	102,580	8,424,895
Southwest Airlines Co.	379,039	20,471,896
United Airlines Holdings, Inc.*	97,954	8,660,113

Information Technology — 5.6%
Micron Technology, Inc.*	201,890	8,650,987
Microsoft Corp.	146,099	20,312,144
Visa, Inc. - Class A	61,456	10,571,047
Total United States		354,445,392

France — 9.0%

Energy — 3.0%
TOTAL SA†	408,190	21,253,120

Industrials — 5.0%
Cie de Saint-Gobain	382,654	14,997,251
Schneider Electric SE	231,942	20,281,494

Utilities — 1.0%
Rubis SCA	127,430	7,401,395
Total France		63,933,260

Japan — 8.8%

Communication Services — 2.4%
KDDI Corp.	658,300	17,176,854

Consumer Discretionary — 2.3%
Sony Corp.	270,800	16,006,491

Industrials — 2.5%
Amada Holdings Co. Ltd.	591,100	6,405,451
Kinden Corp.	240,400	3,575,000
Mitsubishi Electric Corp.	579,300	7,727,954

Information Technology — 1.6%
Kyocera Corp.	187,200	11,672,033
Total Japan		62,563,783

Germany — 6.0%

Consumer Discretionary — 1.2%
Continental AG	66,886	8,580,612

Industrials — 0.7%
KION Group AG	88,115	4,633,878

Materials — 1.8%
HeidelbergCement AG	177,835	12,848,576

Real Estate — 2.3%
Vonovia SE	319,158	16,192,541
Total Germany		42,255,607

United Kingdom — 5.0%

Consumer Staples — 1.9%
Reckitt Benckiser Group PLC	175,888	13,733,234

Financials — 3.1%
Lloyds Banking Group PLC	21,715,130	14,395,405
Prudential PLC	424,748	7,696,959
Total United Kingdom		35,825,598

Switzerland — 3.7%

Health Care — 2.4%
Novartis AG	196,257	17,032,554

Information Technology — 1.3%
TE Connectivity Ltd.	102,068	9,510,696
Total Switzerland		26,543,250

Netherlands — 3.6%

Financials — 3.6%
ABN AMRO Group NV, 144a	449,292	7,920,992

Touchstone Global ESG Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 99.4% (Continued)

Netherlands — (Continued)

Financials — (Continued)
ING Groep NV	1,706,912	$17,831,648
Total Netherlands		25,752,640

China — 2.9%

Communication Services — 1.9%
Tencent Holdings Ltd.	327,900	13,715,376

Consumer Discretionary — 1.0%
Shenzhou International Group Holdings Ltd.	530,900	6,925,751
Total China		20,641,127

Ireland — 2.1%

Health Care — 2.1%
Medtronic PLC	135,336	14,700,196

Sweden — 1.5%

Financials — 1.5%
Swedbank AB - Class A	736,967	10,613,577

South Korea — 1.3%

Communication Services — 1.3%
KT Corp. ADR	823,242	9,310,867

Hong Kong — 1.2%

Financials — 1.2%
AIA Group Ltd.	893,600	8,427,586

Canada — 1.1%

Financials — 1.1%
Intact Financial Corp.	79,563	8,007,646

India — 0.9%

Financials — 0.9%
ICICI Bank Ltd. ADR	536,095	6,529,637

Indonesia — 0.9%

Financials — 0.9%
Bank Rakyat Indonesia Persero Tbk PT	21,177,800	6,149,290

Mexico — 0.8%

Materials — 0.8%
Cemex SAB de CV ADR	1,418,020	5,558,638

Australia — 0.7%

Consumer Staples — 0.7%
Treasury Wine Estates Ltd.	416,135	5,223,272
Total Common Stocks		$706,481,366

Short-Term Investment Funds — 3.8%

Dreyfus Government Cash Management, Institutional Shares, 1.85%∞Ω	3,799,783	$3,799,783
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**∞Ω	23,240,349	23,240,349
Total Short-Term Investment Funds		$27,040,132

Total Investment Securities —103.2%
(Cost $669,265,330)		$733,521,498

Liabilities in Excess of Other Assets — (3.2%)		(22,695,305)

Net Assets — 100.0%		$710,826,193

*	Non-income producing security.

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $22,161,811.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $7,920,992 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Global ESG Equity Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$354,445,392	$—	$—	$354,445,392
France	—	63,933,260	—	63,933,260
Japan	—	62,563,783	—	62,563,783
Germany	8,580,612	33,674,995	—	42,255,607
United Kingdom	—	35,825,598	—	35,825,598
Switzerland	9,510,696	17,032,554	—	26,543,250
Netherlands	7,920,992	17,831,648	—	25,752,640
China	—	20,641,127	—	20,641,127
Ireland	14,700,196	—	—	14,700,196
Sweden	—	10,613,577	—	10,613,577
South Korea	9,310,867	—	—	9,310,867
Hong Kong	—	8,427,586	—	8,427,586
Canada	8,007,646	—	—	8,007,646
India	6,529,637	—	—	6,529,637
Indonesia	—	6,149,290	—	6,149,290
Mexico	5,558,638	—	—	5,558,638
Australia	—	5,223,272	—	5,223,272
Short-Term Investment Funds	27,040,132	—	—	27,040,132
Total	$451,604,808	$281,916,690	$—	$733,521,498

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Growth Opportunities Fund – September 30, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 100.7%

Information Technology — 33.2%
Apple, Inc.	37,672	$8,437,398
Applied Materials, Inc.	32,220	1,607,778
Black Knight, Inc.*	35,133	2,145,221
Coherent, Inc.*	9,100	1,398,852
Fidelity National Information Services, Inc.	27,559	3,658,733
Global Payments, Inc.	16,087	2,557,833
Knowles Corp.*	71,608	1,456,507
Microsoft Corp.	41,959	5,833,560
Proofpoint, Inc.*	15,239	1,966,593
salesforce.com, Inc.*	21,678	3,217,882
ServiceNow, Inc.*	10,651	2,703,756
Visa, Inc. - Class A	28,202	4,851,026
Zendesk, Inc.*	23,398	1,705,246
		41,540,385

Communication Services — 15.7%
Alphabet, Inc. - Class A*	5,864	7,160,765
Charter Communications, Inc. - Class A*	8,128	3,349,711
Facebook, Inc. - Class A*	31,309	5,575,507
T-Mobile US, Inc.*	24,550	1,933,803
Walt Disney Co. (The)	13,000	1,694,160
		19,713,946

Health Care — 14.7%
Ascendis Pharma A/S (Denmark) ADR*	16,175	1,557,976
Bio-Rad Laboratories, Inc. - Class A*	8,625	2,869,882
Bristol-Myers Squibb Co.	44,486	2,255,886
Intersect ENT, Inc.*	44,265	752,948
Medicines Co. (The)*	69,617	3,480,850
Orchard Therapeutics PLC (United Kingdom) ADR*	31,880	378,734
STERIS PLC	13,866	2,003,498
Thermo Fisher Scientific, Inc.	8,092	2,356,957
Vertex Pharmaceuticals, Inc.*	16,465	2,789,500
		18,446,231

Industrials — 11.8%
AMETEK, Inc.	25,531	2,344,256
Caterpillar, Inc.	14,514	1,833,263
IHS Markit Ltd. (United Kingdom)*	21,369	1,429,159
Illinois Tool Works, Inc.	11,734	1,836,254
Ingersoll-Rand PLC	22,456	2,766,804
L3Harris Technologies, Inc.	11,050	2,305,472
Union Pacific Corp.	13,687	2,217,020
		14,732,228

Consumer Discretionary — 11.6%
Amazon.com, Inc.*	3,515	6,101,724
Home Depot, Inc. (The)	19,284	4,474,274
Marriott International, Inc. - Class A	21,463	2,669,353
Ulta Beauty, Inc.*	5,166	1,294,858
		14,540,209

Financials — 5.0%
Brookfield Asset Management, Inc.(Canada) - Class A	49,250	2,614,682
Progressive Corp. (The)	20,488	1,582,698
S&P Global, Inc.	8,616	2,110,748
		6,308,128

Energy — 3.5%
Marathon Petroleum Corp.	40,375	2,452,781
Pioneer Natural Resources Co.	14,806	1,862,151
		4,314,932

Real Estate — 2.1%
Spirit Realty Capital, Inc. REIT	55,130	2,638,522

Consumer Staples — 1.8%
Constellation Brands, Inc. - Class A	11,080	2,296,662

Materials — 1.3%
Orion Engineered Carbons SA (Luxembourg)	95,337	1,593,081
Total Common Stocks		$126,124,324

Short-Term Investment Fund — 1.3%
Dreyfus Government Cash Management, Institutional Shares, 1.85%∞Ω	1,604,227	$1,604,227

Total Investment Securities —102.0%
(Cost $90,458,646)		$127,728,551

Liabilities in Excess of Other Assets — (2.0%)		(2,504,850)

Net Assets — 100.0%		$125,223,701

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Growth Opportunities Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$126,124,324	$—	$—	$126,124,324
Short-Term Investment Fund	1,604,227	—	—	1,604,227
Total	$127,728,551	$—	$—	$127,728,551

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Mid Cap Growth Fund – September 30, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.7%

Information Technology — 32.1%
Arista Networks, Inc.*	44,720	$10,684,502
Autodesk, Inc.*	147,095	21,725,932
Cognizant Technology Solutions Corp. - Class A	357,610	21,551,367
Fidelity National Information Services, Inc.	216,990	28,807,592
Fiserv, Inc.*	212,660	22,029,449
FleetCor Technologies, Inc.*	88,835	25,476,101
Fortinet, Inc.*	225,132	17,281,132
Global Payments, Inc.	177,860	28,279,740
Lam Research Corp.	51,305	11,857,099
Microchip Technology, Inc.	187,710	17,440,136
NCR Corp.*	565,810	17,856,964
Nice Ltd. (Israel) ADR*	139,033	19,992,945
ON Semiconductor Corp.*	847,900	16,288,159
Palo Alto Networks, Inc.*	94,465	19,254,801
Pure Storage, Inc. - Class A*	811,530	13,747,318
ServiceNow, Inc.*	64,040	16,256,554
Splunk, Inc.*	173,770	20,480,532
SS&C Technologies Holdings, Inc.	298,850	15,411,696
Twilio, Inc. - Class A*	88,840	9,768,846
Western Digital Corp.	162,374	9,683,985
Zendesk, Inc.*	279,290	20,354,655
		384,229,505

Industrials — 20.0%
AMETEK, Inc.	262,550	24,107,341
IHS Markit Ltd. (United Kingdom)*	283,634	18,969,442
Ingersoll-Rand PLC	191,970	23,652,624
JB Hunt Transport Services, Inc.	201,556	22,302,171
L3Harris Technologies, Inc.	123,517	25,770,587
Rockwell Automation, Inc.	79,555	13,110,664
Teledyne Technologies, Inc.*	120,629	38,841,332
TransDigm Group, Inc.	79,987	41,646,831
TransUnion	375,121	30,426,064
		238,827,056

Health Care — 15.3%
Ascendis Pharma A/S (Denmark) ADR*	233,370	22,478,198
Cooper Cos., Inc. (The)	75,759	22,500,423
DexCom, Inc.*	138,430	20,659,293
ICON PLC (Ireland)*	142,080	20,934,067
IDEXX Laboratories, Inc.*	107,838	29,324,387
Medicines Co. (The)*	666,796	33,339,800
Mettler-Toledo International, Inc.*	23,879	16,820,368
STERIS PLC	114,699	16,572,859
		182,629,395

Consumer Discretionary — 11.9%
DR Horton, Inc.	351,130	18,508,062
Hilton Worldwide Holdings, Inc.	325,530	30,310,098
Lululemon Athletica, Inc. (Canada)*	94,310	18,157,504
Ross Stores, Inc.	200,190	21,990,872
Ulta Beauty, Inc.*	86,795	21,755,167
VF Corp.	172,940	15,389,931
Yum China Holdings, Inc. (China)	352,910	16,032,701
		142,144,335

Communication Services — 4.8%
Altice USA, Inc. - Class A*	952,974	27,331,294
IAC/InterActiveCorp.*	47,530	10,360,114
Take-Two Interactive Software, Inc.*	156,380	19,600,669
		57,292,077

Financials — 4.3%
Arthur J Gallagher & Co.	231,220	20,710,375
MSCI, Inc.	61,380	13,365,495
Signature Bank/NewYork NY	104,045	12,404,245
Tradeweb Markets, Inc. - Class A	140,800	5,206,784
		51,686,899

Energy — 3.6%
Marathon Petroleum Corp.	447,684	27,196,803
Pioneer Natural Resources Co.	130,385	16,398,521
		43,595,324

Real Estate — 3.1%
Alexandria Real Estate Equities, Inc. REIT	120,240	18,521,770
SBA Communications Corp. REIT	74,970	18,079,016
		36,600,786

Materials — 1.6%
RPM International, Inc.	284,340	19,565,436
Total Common Stocks		$1,156,570,813

Short-Term Investment Fund — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 1.85%∞Ω	39,972,689	$39,972,689

Total Investment Securities —100.0%
(Cost $939,718,889)		$1,196,543,502

Other Assets in Excess of Liabilities —0.0%		140,061

Net Assets — 100.0%		$1,196,683,563

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

Touchstone Mid Cap Growth Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,156,570,813	$—	$—	$1,156,570,813
Short-Term Investment Fund	39,972,689	—	—	39,972,689
Total	$1,196,543,502	$—	$—	$1,196,543,502

See accompanying Notes to Financial Statements.

Portfolio of Investments

Touchstone Sands Capital Emerging Markets Growth Fund – September 30, 2019 (Unaudited)

		Market
	Shares	Value

Common Stocks — 97.0%

China — 30.1%

Communication Services — 7.5%
Baidu, Inc. ADR*	141,757	$14,566,949
Tencent Holdings Ltd.	1,635,200	68,397,019

Consumer Discretionary — 18.3%
Alibaba Group Holding Ltd. ADR*	609,660	101,953,442
ANTA Sports Products Ltd.	4,978,500	41,153,220
Ctrip.com International Ltd. ADR	953,800	27,936,802
New Oriental Education & Technology Group, Inc. ADR*	285,256	31,594,956

Health Care — 2.2%
BeiGene Ltd. ADR*	70,492	8,632,450
Wuxi Biologics, Inc., 144a*	1,582,500	16,136,598

Information Technology — 2.1%
Sunny Optical Technology Group Co. Ltd.	1,601,200	23,503,802
Total China		333,875,238

India — 26.6%

Communication Services — 1.0%
Zee Entertainment Enterprises Ltd.	2,890,546	10,829,024

Consumer Discretionary — 5.8%
Jubilant Foodworks Ltd.	1,451,948	27,879,763
MakeMyTrip Ltd.*	776,900	17,627,861
Maruti Suzuki India Ltd.	118,282	11,208,857
Titan Co. Ltd.	440,041	7,904,666

Consumer Staples — 1.0%
Britannia Industries Ltd.	267,004	11,100,637

Financials — 12.0%
Bajaj Finance Ltd.	690,664	39,488,144
HDFC Bank Ltd.	2,395,040	41,504,901
Housing Development Finance Corp. Ltd.	1,151,923	32,152,789
IndusInd Bank Ltd.	1,008,166	19,707,348

Health Care — 3.2%
Apollo Hospitals Enterprise Ltd.	1,788,348	35,242,800

Industrials — 2.0%
Larsen & Toubro Ltd.	1,085,462	22,596,692

Materials — 1.6%
Asian Paints Ltd.	716,526	17,831,690
Total India		295,075,172

Russia — 5.6%

Communication Services — 5.6%
Mail.Ru Group Ltd. GDR*	620,400	13,003,584
Yandex NV - Class A*	1,391,125	48,703,286
Total Russia		61,706,870

Argentina — 4.5%

Consumer Discretionary — 4.5%
MercadoLibre, Inc.*	89,575	49,376,427

Singapore — 3.9%

Communication Services — 3.9%
Sea Ltd. ADR*	1,402,400	43,404,280

Taiwan — 3.5%

Information Technology — 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	839,540	39,021,819

Hong Kong — 3.0%

Financials — 2.6%
AIA Group Ltd.	3,063,400	28,891,078

Health Care — 0.4%
Hutchison China MediTech Ltd. ADR*	238,820	4,260,549
Total Hong Kong		33,151,627

Thailand — 2.8%

Consumer Staples — 2.8%
CP ALL PCL	11,596,000	30,584,571

Indonesia — 2.7%

Financials — 2.7%
Bank Central Asia Tbk PT	14,105,900	30,157,977

Cambodia — 2.7%

Consumer Discretionary — 2.7%
NagaCorp Ltd.	19,129,000	29,919,293

South Africa — 2.4%

Consumer Discretionary — 2.4%
Naspers Ltd. - Class N	175,200	26,526,894

Brazil — 2.1%

Consumer Staples — 1.0%
Raia Drogasil SA	482,700	11,136,505

Industrials — 1.1%
Localiza Rent a Car SA	1,080,300	11,819,742
Total Brazil		22,956,247

Touchstone Sands Capital Emerging Markets Growth Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks — 97.0% (Continued)

Belize — 1.9%

Information Technology — 1.9%
Pagseguro Digital Ltd. - Class A*	445,265	$20,620,222

Mexico — 1.8%

Industrials — 1.8%
Grupo Aeroportuario del Sureste SAB de CV ADR	134,083	20,447,657

Philippines — 1.3%

Real Estate — 1.3%
SM Prime Holdings, Inc.	20,141,700	14,458,574

Netherlands — 1.2%

Consumer Discretionary — 1.2%
Prosus NV*	175,165	12,858,536

Vietnam — 0.9%

Real Estate — 0.9%
Vincom Retail JSC	7,027,884	10,033,386
Total Common Stocks		$1,074,174,790

Principal
Amount

Corporate Bond — 0.0%

Consumer Staples — 0.0%
$7,769,820	Britannia Industries Ltd. (India), 8.000%, 8/28/22	$111,819

	Shares

Short-Term Investment Fund — 3.6%
Dreyfus Government Cash Management, Institutional Shares, 1.85%∞Ω	39,959,051	$39,959,051

Total Investment Securities —100.6%
(Cost $999,766,256)		$1,114,245,660

Liabilities in Excess of Other Assets — (0.6%)		(6,887,617)

Net Assets — 100.0%		$1,107,358,043

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PCL - Public Company Limited

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $16,136,598 or 1.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$184,684,599	$149,190,639	$—	$333,875,238
India	47,570,408	247,504,764	—	295,075,172
Russia	61,706,870	—	—	61,706,870
Argentina	49,376,427	—	—	49,376,427
Singapore	43,404,280	—	—	43,404,280
Taiwan	39,021,819	—	—	39,021,819
Hong Kong	4,260,549	28,891,078	—	33,151,627
Thailand	—	30,584,571	—	30,584,571
Indonesia	—	30,157,977	—	30,157,977
Cambodia	—	29,919,293	—	29,919,293
South Africa	—	26,526,894	—	26,526,894
Brazil	22,956,247	—	—	22,956,247
Belize	20,620,222	—	—	20,620,222
Mexico	20,447,657	—	—	20,447,657
Philippines	—	14,458,574	—	14,458,574
Netherlands	12,858,536	—	—	12,858,536
Vietnam	—	10,033,386	—	10,033,386
Corporate Bond	—	111,819	—	111,819
Short-Term Investment Fund	39,959,051	—	—	39,959,051
Total	$546,866,665	$567,378,995	$—	$1,114,245,660

See accompanying Notes to Financial Statements.

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Statements of Assets and Liabilities

September 30, 2019 (Unaudited)

	Touchstone
	Flexible	Touchstone	Touchstone
	Income	Focused	Global ESG
	Fund	Fund	Equity Fund
Assets
Investments, at cost	$722,676,606	$654,642,132	$669,265,330
Investments, at market value (A)	$734,055,800	$922,879,624	$733,521,498
Cash	1,665,843	18	13
Cash deposits held at prime broker(B)	12,230,350	—	—
Foreign Currency (C)	—	—	699,739
Dividends and interest receivable	4,500,240	312,209	1,522,003
Receivable for capital shares sold	2,737,153	123,310	528,175
Receivable for investments sold	1,942,183	461,131	21,153,110
Receivable for securities lending income	2,921	—	4,549
Tax reclaim receivable	—	—	309,132
Other assets	80,023	32,140	42,745
Total Assets	757,214,513	923,808,432	757,780,964
Liabilities
Payable for return of collateral for securities on loan	71,010	—	23,240,349
Deferred foreign capital gains tax (D)	—	—	—
Payable for capital shares redeemed	3,741,810	2,226,530	1,071,466
Payable for investments purchased	53,791,641	—	21,705,940
Payable to Investment Advisor	325,623	479,571	371,028
Payable to other affiliates	108,892	141,570	177,105
Payable to Trustees	8,851	8,851	8,851
Payable for professional services	15,569	37,469	36,014
Payable for reports to shareholders	21,035	31,447	10,975
Payable to Transfer Agent	220,927	615,440	314,092
Other accrued expenses and liabilities	26,475	8,824	18,951
Total Liabilities	58,331,833	3,549,702	46,954,771
Net Assets	$698,882,680	$920,258,730	$710,826,193
Net assets consist of:
Paid-in capital	$694,297,075	$597,321,691	$626,812,521
Distributable earnings (deficit)	4,585,605	322,937,039	84,013,672
Net Assets	$698,882,680	$920,258,730	$710,826,193
(A) Includes market value of securities on loan of:	$69,624	$—	$22,161,811
(B) Represents segregated cash for futures contracts, securities sold short and swaps.
(C) Cost of foreign currency:	$—	$—	$702,693
(D) See Note 2 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital
Growth	Mid Cap	Emerging
Opportunities	Growth	Markets
Fund	Fund	Growth Fund

$90,458,646	$939,718,889	$999,766,256
$127,728,551	$1,196,543,502	$1,114,245,660
125	—	135
—	—	—
—	—	1,859,251
55,064	236,610	673,009
1,312	2,442,960	3,583,487
3,728,119	4,559,835	—
91	23	1,602
—	—	—
30,133	52,899	51,549
131,543,395	1,203,835,829	1,120,414,693

—	—	—
—	—	2,661,264
1,050,590	1,567,078	1,926,180
5,080,172	4,185,984	7,055,253
73,805	702,981	978,932
11,580	223,504	131,027
8,851	8,851	8,851
19,819	42,136	48,465
12,261	36,689	17,462
56,916	374,670	177,628
5,700	10,373	51,588
6,319,694	7,152,266	13,056,650
$125,223,701	$1,196,683,563	$1,107,358,043

$77,839,952	$872,397,906	$1,011,206,333
47,383,749	324,285,657	96,151,710
$125,223,701	$1,196,683,563	$1,107,358,043
$—	$—	$—

$—	$—	$1,859,276

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone
	Flexible	Touchstone	Touchstone
	Income	Focused	Global ESG
	Fund	Fund	Equity Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$112,556,909	$36,992,615	$437,876,763
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,384,822	856,926	21,385,682
Net asset value price per share*	$10.84	$43.17	$20.48
Maximum sales charge - Class A shares	2.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$11.06	$45.44	$21.56

Pricing of Class C Shares
Net assets applicable to Class C shares	$57,209,638	$28,089,381	$12,539,735
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,355,825	692,332	736,309
Net asset value and offering price per share**	$10.68	$40.57	$17.03

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$493,588,225	$827,598,258	$212,309,232
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	45,397,499	18,947,859	9,990,662
Net asset value, offering price and redemption price per share	$10.87	$43.68	$21.25

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$35,527,908	$27,578,476	$48,100,463
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,268,599	628,544	2,260,996
Net asset value, offering price and redemption price per share	$10.87	$43.88	$21.27

* There is no sales load on subscriptions of $1 million or more for all funds except for Flexible Income Fund. There is no sales load on subscriptions of $500,000 or more for Flexible Income Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital
Growth	Mid Cap	Emerging
Opportunities	Growth	Markets
Fund	Fund	Growth Fund

$42,798,356	$270,021,709	$1,762,627

1,236,154	8,749,975	136,221
$34.62	$30.86	$12.94
5.00%	5.00%	5.00%

$36.44	$32.48	$13.62

$3,232,125	$27,457,028	$362,953

117,067	1,446,786	28,227
$27.61	$18.98	$12.86

$20,965,594	$489,029,141	$359,426,290

585,509	15,184,707	27,724,175
$35.81	$32.21	$12.96

$58,227,626	$410,175,685	$745,806,172

1,604,779	12,611,658	57,246,795
$36.28	$32.52	$13.03

Statements of Operations

For the Six Months Ended September 30, 2019 (Unaudited)

	Touchstone
	Flexible	Touchstone	Touchstone
	Income	Focused	Global ESG
	Fund	Fund	Equity Fund
Investment Income
Dividends(A)	$6,243,795	$7,064,801	$9,308,309
Interest	9,563,691	—	—
Income from securities loaned	22,520	1,511	46,194
Total Investment Income	15,830,006	7,066,312	9,354,503
Expenses
Investment advisory fees	2,002,217	3,043,025	2,353,257
Administration fees	508,143	699,148	524,957
Compliance fees and expenses	1,067	1,067	1,067
Custody fees	44,725	9,257	24,546
Professional fees	32,138	28,781	26,752
Transfer Agent fees, Class A	51,610	65,934	173,761
Transfer Agent fees, Class C	29,763	13,780	10,260
Transfer Agent fees, Class Y	207,241	384,535	74,032
Transfer Agent fees, Institutional Class	15,780	3,066	12,153
Registration fees, Class A	8,089	8,484	9,463
Registration fees, Class C	7,936	7,681	8,009
Registration fees, Class Y	21,348	10,829	11,679
Registration fees, Institutional Class	7,192	6,041	6,006
Interest expense on securities sold short	60,132	—	—
Reports to Shareholders, Class A	5,513	6,577	11,808
Reports to Shareholders, Class C	5,393	3,849	3,925
Reports to Shareholders, Class Y	17,076	25,689	10,817
Reports to Shareholders, Institutional Class	4,113	2,881	2,859
Distribution expenses, Class A	140,572	56,765	560,113
Distribution and shareholder servicing expenses, Class C	307,980	153,117	68,619
Trustee fees	9,558	9,558	9,558
Other expenses	55,802	175,060	113,861
Total Expenses	3,543,388	4,715,124	4,017,502
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(293,958)	(68,243)	(82,130)
Fees eligible for recoupment by the Advisor(B)	—	—	—
Net Expenses	3,249,430	4,646,881	3,935,372
Net Investment Income (Loss)	12,580,576	2,419,431	5,419,131
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(C)(D)	8,259,943	25,734,793	21,317,713
Net realized losses on futures contracts	(1,420,387)	—	—
Net realized gains on written options	8,854	—	—
Net realized losses on foreign currency transactions	—	—	(76,107)
Net change in unrealized appreciation (depreciation) on investments	(1,961,541)	(14,870,438)	(7,143,482)
Net change in unrealized appreciation (depreciation) on futures contracts	1,580,368	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	—	—	27,819
Net Realized and Unrealized Gains (Losses) on Investments	6,467,237	10,864,355	14,125,943
Change in Net Assets Resulting from Operations	$19,047,813	$13,283,786	$19,545,074
(A) Net of foreign tax withholding of:	$—	$—	$750,181
(B) See Note 4 in Notes to Financial Statements.

(C) For the six months ended September 30, 2019, the Growth Opportunities Fund had a redemption-in-kind of securities in the amount of $4,028,264. Net realized gains (losses) on investments includes the realized gain on the transaction of $1,383,255, which is not recognized as a realized gain by the Fund for tax purpose.

(D) Includes change in deferred foreign capital gains tax of:	$—	$—	$—

See accompanying Notes to Financial Statements.

Statements of Operations (Unaudited) (Continued)

		Touchstone
Touchstone	Touchstone	Sands Capital
Growth	Mid Cap	Emerging
Opportunities	Growth	Markets
Fund	Fund	Growth Fund

$682,327	$6,459,106	$21,036,069
—	—	—
1,073	7,191	5,145
683,400	6,466,297	21,041,214

517,108	4,226,206	4,998,575
99,974	859,115	724,794
1,067	1,067	1,067
6,317	10,357	175,103
14,383	32,612	52,557
25,009	138,745	452
3,264	25,068	81
13,016	250,862	152,819
10,371	110,891	121,758
6,843	10,239	3,460
5,437	9,371	2,140
6,208	14,491	20,208
8,926	18,896	15,580
—	—	—
3,874	9,051	2,755
2,996	5,633	2,748
3,039	28,591	13,574
4,311	14,726	8,122
53,964	341,298	1,966
17,574	152,528	1,059
9,558	9,558	9,558
37,428	57,306	43,506
850,667	6,326,611	6,351,882
(120,233)	—	(10,310)
—	—	79,471
730,434	6,326,611	6,421,043
(47,034)	139,686	14,620,171

17,146,735	56,463,528	(1,082,311)
—	—	—
—	—	—
—	—	(174,856)
(8,204,980)	6,531,709	(24,854,126)
—	—	—
—	—	(894)
8,941,755	62,995,237	(26,112,187)
$8,894,721	$63,134,923	$(11,492,016)
$3,603	$—	$394,810

$—	$—	$(1,728,712)

Statements of Changes in Net Assets

	Touchstone
	Flexible Income		Touchstone
	Fund		Focused Fund
	For the		For the
	Six Months		Six Months
	Ended		Ended
	September 30,	For the	September 30,	For the
	2019	Year Ended	2019	Year Ended
	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019
From Operations
Net investment income (loss)	$12,580,576	$30,334,850	$2,419,431	$6,178,665
Net realized gains (losses) on investments, futures contracts, written options, swap agreements, securities shold short, forward foreign currency contracts and foreign currency transactions	6,848,410	(14,009,240)	25,734,793	48,864,054
Net change in unrealized appreciation (depreciation) on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(381,173)	9,474,241	(14,870,438)	(19,682,696)
Change in Net Assets from Operations	19,047,813	25,799,851	13,283,786	35,360,023

Distributions to Shareholders:
Distributed earnings, Class A	(2,051,187)	(4,595,320)	—	(6,047,651)
Distributed earnings, Class C	(905,949)	(2,794,088)	—	(1,537,491)
Distributed earnings, Class Y	(9,222,971)	(23,651,685)	—	(42,711,920)
Distributed earnings, Institutional Class	(1,062,747)	(3,170,908)	—	(1,121,274)
Total Distributions	(13,242,854)	(34,212,001)	—	(51,418,336)

Net Increase (Decrease) from Share Transactions (A)	(3,307,254)	(247,881,927)	(91,386,252)	(189,398,237)

Total Increase (Decrease) in Net Assets	2,497,705	(256,294,077)	(78,102,466)	(205,456,550)

Net Assets
Beginning of period	696,384,975	952,679,052	998,361,196	1,203,817,746
End of period	$698,882,680	$696,384,975	$920,258,730	$998,361,196

(A)For details on share transaction by class, see Statements of Changes in Net Assets - Capital Stock Activity on pages 28-30.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone		Touchstone
Global ESG		Growth Opportunities		Mid Cap		Sands Capital Emerging
Equity Fund		Fund		Growth Fund		Markets Growth Fund
For the		For the		For the		For the
Six Months		Six Months		Six Months		Six Months
Ended		Ended		Ended		Ended
September 30,	For the	September 30,	For the	September 30,	For the	September 30,	For the
2019	Year Ended	2019	Year Ended	2019	Year Ended	2019	Year Ended
(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019	(Unaudited)	March 31, 2019

$5,419,131	$5,625,010	$(47,034)	$190,894	$139,686	$(2,239,317)	$14,620,171	$(2,567,590)

21,241,606	42,318,124	17,146,735	24,110,105	56,463,528	48,246,917	(1,257,167)	(20,413,990)

(7,115,663)	(52,195,692)	(8,204,980)	(16,138,816)	6,531,709	61,192,656	(24,855,020)	11,131,509
19,545,074	(4,252,558)	8,894,721	8,162,183	63,134,923	107,200,256	(11,492,016)	(11,850,071)

—	(39,433,398)	—	(3,565,267)	—	(14,077,353)	—	—
—	(2,981,402)	—	(925,118)	—	(9,020,791)	—	—
—	(17,812,087)	—	(4,049,458)	—	(29,241,070)	—	—
—	(4,318,491)	—	(17,958,575)	—	(21,549,399)	—	—
—	(64,545,378)	—	(26,498,418)	—	(73,888,613)	—	—

(20,715,042)	25,835,271	(45,047,915)	(102,251,511)	35,952,650	284,262,807	274,678,633	274,360,206

(1,169,968)	(42,962,665)	(36,153,194)	(120,587,746)	99,087,573	317,574,450	263,186,617	262,510,135

711,996,161	754,958,826	161,376,895	281,964,641	1,097,595,990	780,021,540	844,171,426	581,661,291
$710,826,193	$711,996,161	$125,223,701	$161,376,895	$1,196,683,563	$1,097,595,990	$1,107,358,043	$844,171,426

Statements of Change in Net Assets - Capital Stock Activity

		Touchstone				Touchstone
		Flexible Income Fund				Focused Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2019		Ended		September 30, 2019		Ended
	(Unaudited)		March 31, 2019		(Unaudited)		March 31, 2019
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	1,257,693	$13,638,540	1,702,051	$18,079,500	43,757	$1,901,590	303,350	$12,999,888
Reinvestment of distributions	159,700	1,730,830	366,554	3,904,389	—	—	135,309	5,442,939
Cost of Shares redeemed	(1,309,379)	(14,214,608)	(4,425,321)	(47,409,661)	(484,988)	(21,319,281)	(3,038,693)	(121,370,943)
Change from Class A Share Transactions	108,014	1,154,762	(2,356,716)	(25,425,772)	(441,231)	(19,417,691)	(2,600,034)	(102,928,116)
Class C
Proceeds from Shares issued	572,995	6,128,748	452,578	4,885,903	22,004	909,605	102,760	3,910,653
Reinvestment of distributions	69,834	745,580	225,722	2,369,234	—	—	36,988	1,407,007
Cost of Shares redeemed	(1,603,299)	(17,131,927)	(3,811,829)	(40,183,323)	(171,089)	(7,008,953)	(316,569)	(12,745,519)
Change from Class C Share Transactions	(960,470)	(10,257,599)	(3,133,529)	(32,928,186)	(149,085)	(6,099,348)	(176,821)	(7,427,859)
Class Y
Proceeds from Shares issued	9,900,132	107,769,870	18,247,422	195,823,059	382,015	16,764,179	1,053,846	46,002,011
Reinvestment of distributions	782,661	8,507,851	2,050,335	21,908,828	—	—	995,011	40,275,173
Cost of Shares redeemed	(7,938,257)	(86,345,518)	(35,608,601)	(380,268,509)	(1,836,379)	(80,474,016)	(3,995,235)	(172,060,584)
Change from Class Y Share Transactions	2,744,536	29,932,203	(15,310,844)	(162,536,622)	(1,454,364)	(63,709,837)	(1,946,378)	(85,783,400)
Institutional Class
Proceeds from Shares issued	1,244,127	13,519,641	4,047,381	43,141,969	134,288	5,934,201	448,768	19,693,152
Reinvestment of distributions	88,521	962,245	275,960	2,947,628	—	—	27,623	1,121,274
Cost of Shares redeemed	(3,549,739)	(38,618,506)	(6,822,189)	(73,080,944)	(184,384)	(8,093,577)	(314,123)	(14,073,288)
Change from Institutional Class Share Transactions	(2,217,091)	(24,136,620)	(2,498,848)	(26,991,347)	(50,096)	(2,159,376)	162,268	6,741,138
Change from Share Transactions	(325,011)	$(3,307,254)	(23,299,937)	$(247,881,927)	(2,094,776)	$(91,386,252)	(4,560,965)	$(189,398,237)

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Global				Touchstone Growth
	ESG Equity Fund				Opportunities Fund
For the Six Months				For the Six Months
Ended		For the Year		Ended		For the Year
September 30, 2019		Ended		September 30, 2019		Ended
(Unaudited)		March 31, 2019		(Unaudited)		March 31, 2019
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

268,974	$5,506,645	1,392,791	$28,628,010	31,593	$1,050,883	176,314	$5,490,184
—	—	1,932,411	37,482,138	—	—	114,276	3,342,578
(1,236,058)	(25,354,005)	(3,021,622)	(65,404,158)	(91,900)	(3,119,252)	(210,808)	(6,826,628)

(967,084)	(19,847,360)	303,580	705,990	(60,307)	(2,068,369)	79,782	2,006,134

24,242	410,419	120,812	2,209,583	4,645	125,555	13,543	484,879
—	—	172,361	2,792,251	—	—	36,254	850,868
(184,381)	(3,129,712)	(1,405,396)	(24,311,446)	(35,130)	(931,000)	(222,708)	(5,650,815)

(160,139)	(2,719,293)	(1,112,223)	(19,309,612)	(30,485)	(805,445)	(172,911)	(4,315,068)

1,545,336	32,786,953	4,383,342	96,836,936	75,217	2,608,597	112,147	3,813,714
—	—	819,591	16,471,978	—	—	132,809	4,009,404
(1,576,755)	(33,384,412)	(3,525,483)	(76,466,172)	(783,356)	(27,727,027)	(362,870)	(12,173,920)

(31,419)	(597,459)	1,677,450	36,842,742	(708,139)	(25,118,430)	(117,914)	(4,350,802)

203,155	4,322,933	757,385	16,616,972	157,283	5,616,579	750,211	26,690,785
—	—	208,677	4,204,447	—	—	587,087	17,953,552
(87,900)	(1,873,863)	(673,399)	(13,225,268)	(639,326)	(22,672,250)	(4,703,861)	(140,236,112)

115,255	2,449,070	292,663	7,596,151	(482,043)	(17,055,671)	(3,366,563)	(95,591,775)

(1,043,387)	$(20,715,042)	1,161,470	$25,835,271	(1,280,974)	$(45,047,915)	(3,577,606)	$(102,251,511)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Mid Cap				Touchstone Sands Capital
	Growth Fund				Emerging Markets Growth Fund
	For the Six Months				For the Six Months
	Ended		For the Year		Ended		For the Year
	September 30, 2019		Ended		September30, 2019		Ended
	(Unaudited)		March 31, 2019		(Unaudited)		March 31, 2019(A)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	758,381	$23,101,923	2,530,737	$69,220,088	115,248	$1,517,710	103,927	$1,276,203
Reinvestment of distributions	—	—	490,513	12,478,658	—	—	—	—
Cost of Shares redeemed	(978,985)	(30,021,893)	(1,849,658)	(53,198,198)	(81,643)	(1,048,877)	(1,311)	(15,793)
Change from Class A Share Transactions	(220,604)	(6,919,970)	1,171,592	28,500,548	33,605	468,833	102,616	1,260,410
Class C
Proceeds from Shares issued	99,644	1,856,452	333,219	6,547,161	24,062	312,628	4,716	56,188
Reinvestment of distributions	—	—	552,670	8,704,555	—	—	—	—
Cost of Shares redeemed	(469,130)	(8,734,462)	(4,024,501)	(69,115,679)	(328)	(4,111)	(223)	(2,537)
Change from Class C Share Transactions	(369,486)	(6,878,010)	(3,138,612)	(53,863,963)	23,734	308,517	4,493	53,651
Class Y
Proceeds from Shares issued	2,453,685	78,716,537	5,652,098	167,673,486	7,266,858	94,734,826	18,151,658	223,814,446
Reinvestment of distributions	—	—	1,026,643	27,195,777	—	—	—	—
Cost of Shares redeemed	(2,101,897)	(67,183,871)	(4,765,491)	(138,073,175)	(3,720,445)	(47,938,339)	(9,251,596)	(109,485,928)
Change from Class Y Share Transactions	351,788	11,532,666	1,913,250	56,796,088	3,546,413	46,796,487	8,900,062	114,328,518
Institutional Class
Proceeds from Shares issued	3,680,385	117,629,530	10,783,290	331,066,959	22,069,236	287,197,969	23,807,151	295,926,159
Reinvestment of distributions	—	—	797,551	21,334,480	—	—	—	—
Cost of Shares redeemed	(2,430,426)	(79,411,566)	(3,465,413)	(99,571,305)	(4,525,549)	(60,093,173)	(11,615,625)	(137,208,532)
Change from Institutional Class Share Transactions	1,249,959	38,217,964	8,115,428	252,830,134	17,543,687	227,104,796	12,191,526	158,717,627
Change from Share Transactions	1,011,657	$35,952,650	8,061,658	$284,262,807	21,147,439	$274,678,633	21,198,697	$274,360,206

(A)	Represents the period from commencement of operations (November 16, 2018) through March 31, 2019 for Class A and Class C.

See accompanying Notes to Financial Statements.

Financial Highlights

Touchstone Flexible Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$10.75		$10.81	$10.71		$10.58		$10.67	$10.60
Income (loss) from investment operations:
Net investment income	0.19		0.39	0.26		0.30		0.32	0.43
Net realized and unrealized gains (losses) on investments	0.10		(0.01)	0.11		0.11		(0.10)	0.11
Total from investment operations	0.29		0.38	0.37		0.41		0.22	0.54
Distributions from:
Net investment income	(0.20)		(0.38)	(0.27)		(0.28)		(0.31)	(0.47)
Realized capital gains	—		(0.06)	—		—		—	—
Total distributions	(0.20)		(0.44)	(0.27)		(0.28)		(0.31)	(0.47)
Net asset value at end of period	$10.84		$10.75	$10.81		$10.71		$10.58	$10.67
Total return(A)	2.70	%(B)	3.59%	3.46%		3.93%		2.13%	5.22%
Ratios and supplemental data:
Net assets at end of period (000’s)	$112,557		$110,460	$136,609		$49,544		$57,671	$32,695
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.06	%(C)(D)	1.04%	1.06	%(D)	1.10	%(D)	1.09%	1.09%
Gross expenses (including dividend and interest expense on securities sold short)	1.14	%(C)(E)	1.11%	1.14	%(E)	1.30	%(E)	1.32%	1.35%
Net investment income	3.46	%(C)	3.50%	2.60%		2.74%		3.19%	3.95%
Portfolio turnover rate	73	%(B)	171%	100	%(F)	127%		122%	102%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.04%, 1.06% and 1.09% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.12%, 1.14% and 1.29% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$10.60		$10.67	$10.57		$10.44		$10.54	$10.47
Income (loss) from investment operations:
Net investment income	0.14		0.30	0.20		0.20		0.26	0.34
Net realized and unrealized gains (losses) on investments	0.10		(0.01)	0.09		0.13		(0.12)	0.12
Total from investment operations	0.24		0.29	0.29		0.33		0.14	0.46
Distributions from:
Net investment income	(0.16)		(0.30)	(0.19)		(0.20)		(0.24)	(0.39)
Realized capital gains	—		(0.06)	—		—		—	—
Total distributions	(0.16)		(0.36)	(0.19)		(0.20)		(0.24)	(0.39)
Net asset value at end of period	$10.68		$10.60	$10.67		$10.57		$10.44	$10.54
Total return(A)	2.35	%(B)	2.77%	2.73%		3.22%		1.32%	4.52%
Ratios and supplemental data:
Net assets at end of period (000’s)	$57,210		$66,926	$100,800		$55,043		$45,079	$25,853
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	1.81	%(C)(D)	1.79%	1.81	%(D)	1.85	%(D)	1.84%	1.84%
Gross expenses (including dividend and interest expense on securities sold short)	1.92	%(C)(E)	1.86%	1.89	%(E)	2.00	%(E)	2.05%	2.10%
Net investment income	2.71	%(C)	2.75%	1.85%		1.99%		2.44%	3.20%
Portfolio turnover rate	73	%(B)	171%	100	%(F)	127%		122%	102%

(A)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 1.79%, 1.81% and 1.84% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(E)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 1.90%, 1.89% and 1.99% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(F)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$10.78		$10.85	$10.75		$10.61		$10.70	$10.62
Income (loss) from investment operations:
Net investment income	0.20		0.42	0.31		0.32		0.36	0.46
Net realized and unrealized gains (losses) on investments	0.10		(0.02)	0.09		0.13		(0.11)	0.12
Total from investment operations	0.30		0.40	0.40		0.45		0.25	0.58
Distributions from:
Net investment income	(0.21)		(0.41)	(0.30)		(0.31)		(0.34)	(0.50)
Realized capital gains	—		(0.06)	—		—		—	—
Total distributions	(0.21)		(0.47)	(0.30)		(0.31)		(0.34)	(0.50)
Net asset value at end of period	$10.87		$10.78	$10.85		$10.75		$10.61	$10.70
Total return	2.91	%(A)	3.75%	3.71%		4.28%		2.38%	5.58%
Ratios and supplemental data:
Net assets at end of period (000’s)	$493,588		$459,861	$628,693		$464,002		$358,423	$238,081
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.81	%(B)(C)	0.79%	0.82	%(C)	0.85	%(C)	0.84%	0.84%
Gross expenses (including dividend and interest expense on securities sold short)	0.88	%(B)(D)	0.84%	0.90	%(D)	1.00	%(D)	1.05%	1.01%
Net investment income	3.71	%(B)	3.75%	2.84%		2.99%		3.44%	4.21%
Portfolio turnover rate	73	%(A)	171%	100	%(E)	127%		122%	102%

(A)	Not annualized.
(B)	Annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.79%, 0.82% and 0.84% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(D)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 0.86%, 0.90% and 0.99% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Flexible Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019	Year Ended March 31,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$10.78		$10.84	$10.74		$10.60		$10.69	$10.62
Income (loss) from investment operations:
Net investment income	0.23		0.44	0.33		0.33		0.36	0.46
Net realized and unrealized gains (losses) on investments	0.08		(0.02)	0.08		0.13		(0.10)	0.12
Total from investment operations	0.31		0.42	0.41		0.46		0.26	0.58
Distributions from:
Net investment income	(0.22)		(0.42)	(0.31)		(0.32)		(0.35)	(0.51)
Realized capital gains	—		(0.06)	—		—		—	—
Total distributions	(0.22)		(0.48)	(0.31)		(0.32)		(0.35)	(0.51)
Net asset value at end of period	$10.87		$10.78	$10.84		$10.74		$10.60	$10.69
Total return	2.87	%(A)	3.95%	3.81%		4.28%		2.57%	5.58%
Ratios and supplemental data:
Net assets at end of period (000’s)	$35,528		$59,138	$86,578		$104,631		$82,286	$44,732
Ratio to average net assets:
Net expenses (including dividend and interest expense on securities sold short)	0.71	%(B)(C)	0.69%	0.72	%(C)	0.75	%(C)	0.74%	0.74%
Gross expenses (including dividend and interest expense on securities sold short)	0.88	%(B)(D)	0.82%	0.86	%(D)	0.92	%(D)	0.94%	0.95%
Net investment income	3.81	%(B)	3.85%	2.94%		3.09%		3.54%	4.30%
Portfolio turnover rate	73	%(A)	171%	100	%(E)	127%		122%	102%

(A)	Not annualized.
(B)	Annualized.
(C)	The ratio of net expenses to average net assets excluding dividend and interest expense on securities sold short was 0.69%, 0.72% and 0.74% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(D)	The ratio of gross expenses to average net assets excluding dividend and interest expense on securities sold short was 0.86%, 0.86% and 0.91% for the six months ended September 30, 2019 and years ended March 31, 2018 and 2017, respectively.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Multi-Asset Income Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Focused Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2016		Year Ended March 31,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$42.68		$42.93	$41.47		$36.68	$37.19	$34.87
Income from investment operations:
Net investment income(A)	0.06		0.14	0.17		0.15	0.16	0.20
Net realized and unrealized gains on investments	0.43		1.39	4.02		5.12	0.38	2.23
Total from investment operations	0.49		1.53	4.19		5.27	0.54	2.43
Distributions from:
Net investment income	—		(0.01)	—		(0.14)	(0.20)	(0.11)
Realized capital gains	—		(1.77)	(2.73)		(0.34)	(0.85)	—
Total distributions	—		(1.78)	(2.73)		(0.48)	(1.05)	(0.11)
Net asset value at end of period	$43.17		$42.68	$42.93		$41.47	$36.68	$37.19
Total return(B)	1.17	%(C)	3.82%	10.13%		14.45%	1.47%	6.99%
Ratios and supplemental data:
Net assets at end of period (000’s)	$36,993		$55,399	$167,354		$425,366	$405,458	$297,072
Ratio to average net assets:
Net expenses	1.20	%(D)	1.20%	1.20%		1.20%	1.20%	1.20%
Gross expenses	1.43	%(D)	1.32%	1.29%		1.28%	1.31%	1.37%
Net investment income	0.26	%(D)	0.32%	0.40%		0.39%	0.43%	0.57%
Portfolio turnover rate	4	%(C)	12%	8	%(E)	20%	28%	33%

Touchstone Focused Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$40.26		$40.89	$39.90		$35.54	$36.34	$34.32
Income (loss) from investment operations:
Net investment loss(A)	(0.10)		(0.18)	(0.14)		(0.13)	(0.11)	(0.06)
Net realized and unrealized gains on investments	0.41		1.32	3.86		4.94	0.37	2.18
Total from investment operations	0.31		1.14	3.72		4.81	0.26	2.12
Distributions from:
Net investment income	—		—	—		(0.11)	(0.21)	(0.10)
Realized capital gains	—		(1.77)	(2.73)		(0.34)	(0.85)	—
Total distributions	—		(1.77)	(2.73)		(0.45)	(1.06)	(0.10)
Net asset value at end of period	$40.57		40.26	$40.89		$39.90	$35.54	$36.34
Total return(B)	0.80	%(C)	3.03%	9.34%		13.56%	0.73%	6.18%
Ratios and supplemental data:
Net assets at end of period (000’s)	$28,089		33,875	$41,635		$53,776	$44,338	$9,617
Ratio to average net assets:	1.95	%(D)
Net expenses	1.99	%(D)	1.95%	1.94%		1.95%	1.95%	1.95%
Gross expenses	(0.49	%)(D)	1.95%	1.94%		1.97%	2.00%	2.09%
Net investment loss	4	%(C)	(0.43%)	(0.34%)		(0.36%)	(0.32%)	(0.18%)
Portfolio turnover rate			12%	8	%(E)	20%	28%	33%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Focused Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$43.12		$43.50	$42.21		$37.29	$37.76	$35.34
Income from investment operations:
Net investment income(A)	0.12		0.27	0.31		0.27	0.26	0.31
Net realized and unrealized gains on investments	0.44		1.39	4.08		5.22	0.39	2.26
Total from investment operations	0.56		1.66	4.39		5.49	0.65	2.57
Distributions from:
Net investment income	—		(0.27)	(0.37)		(0.23)	(0.27)	(0.15)
Realized capital gains	—		(1.77)	(2.73)		(0.34)	(0.85)	—
Total distributions	—		(2.04)	(3.10)		(0.57)	(1.12)	(0.15)
Net asset value at end of period	$43.68		$43.12	$43.50		$42.21	$37.29	$37.76
Total return	1.32	%(B)	4.13%	10.43%		14.77%	1.75%	7.29%
Ratios and supplemental data:
Net assets at end of period (000’s)	$827,598		$879,704	$972,273		$974,660	$853,900	$756,579
Ratio to average net assets:
Net expenses	0.92	%(C)	0.91%	0.91%		0.92%	0.93%	0.92%
Gross expenses	0.92	%(C)	0.91%	0.91%		0.92%	0.94%	0.97%
Net investment income	0.55	%(C)	0.61%	0.69%		0.68%	0.70%	0.85%
Portfolio turnover rate	4	%(B)	12%	8	%(D)	20%	28%	33%

Touchstone Focused Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$43.30		$43.68	$42.38		$37.45	$37.91	$35.47
Income from investment operations:
Net investment income(A)	0.14		0.30	0.34		0.30	0.31	0.35
Net realized and unrealized gains on investments	0.44		1.39	4.11		5.24	0.39	2.28
Total from investment operations	0.58		1.69	4.45		5.54	0.70	2.63
Distributions from:
Net investment income	—		(0.30)	(0.42)		(0.27)	(0.31)	(0.19)
Realized capital gains	—		(1.77)	(2.73)		(0.34)	(0.85)	—
Total distributions	—		(2.07)	(3.15)		(0.61)	(1.16)	(0.19)
Net asset value at end of period	$43.88		$43.30	$43.68		$42.38	$37.45	$37.91
Total return	1.36	%(B)	4.20%	10.54%		14.84%	1.89%	7.40%
Ratios and supplemental data:
Net assets at end of period (000’s)	$27,578		$29,382	$22,556		$41,389	$48,805	$51,765
Ratio to average net assets:
Net expenses	0.83	%(C)	0.83%	0.83%		0.83%	0.82%	0.80%
Gross expenses	0.91	%(C)	0.92%	0.92%		0.88%	0.90%	0.88%
Net investment income	0.64	%(C)	0.69%	0.77%		0.76%	0.81%	0.97%
Portfolio turnover rate	4	%(B)	12%	8	%(D)	20%	28%	33%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes securities delivered from processing a redemption-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Global ESG Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2019	Year Ended March 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$19.94	$22.01	$21.52	$18.98	$30.96	$31.81
Income (loss) from investment operations:
Net investment income	0.14	0.15	0.03	0.18	0.06	(A)	0.11
Net realized and unrealized gains (losses) on investments	0.40	(0.29)	3.37	2.47	(1.99)	4.87
Total from investment operations	0.54	(0.14)	3.40	2.65	(1.93)	4.98
Distributions from:
Net investment income	—	(0.17)	(0.17)	(0.11)	(0.03)	(0.05)
Realized capital gains	—	(1.76)	(2.74)	—	(10.02)	(5.78)
Total distributions	—	(1.93)	(2.91)	(0.11)	(10.05)	(5.83)
Net asset value at end of period	$20.48	$19.94	$22.01	$21.52	$18.98	$30.96
Total return(B)	2.71	%(C)	(0.37%)	15.57%	14.01%	(8.73%)	17.17%
Ratios and supplemental data:
Net assets at end of period (000’s)	$437,877	$445,608	$485,413	$113,062	$137,306	$257,273
Ratio to average net assets:
Net expenses	1.17	%(D)	1.17%	1.19%	1.24%	1.24%	1.25%
Gross expenses	1.18	%(D)	1.17%	1.22%	1.36%	1.39%	1.28%
Net investment income	1.41	%(D)	0.70%	0.58%	0.83%	0.31%	0.35%
Portfolio turnover rate	20	%(C)	40%	72	%(E)	53%	304%	98%

Touchstone Global ESG Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017	2016		2015
Net asset value at beginning of period	$16.65		$18.68	$18.62		$16.47	$28.32		$29.72
Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.06)	(0.05)		0.01	(0.08	)(A)	(0.12)
Net realized and unrealized gains (losses) on investments	0.35		(0.21)	2.85		2.15	(1.75)		4.50
Total from investment operations	0.38		(0.27)	2.80		2.16	(1.83)		4.38
Distributions from:
Net investment income	—		—	—		(0.01)	(10.02)		(5.78)
Realized capital gains	—		(1.76)	(2.74)		—	—		—
Total distributions	—		(1.76)	(2.74)		(0.01)	(10.02)		(5.78)
Net asset value at end of period	$17.03		$16.65	$18.68		$18.62	$16.47		$28.32
Total return(B)	2.28	%(C)	(1.18%)	14.75%		13.12%	(9.41%)		16.30%
Ratios and supplemental data:
Net assets at end of period (000’s)	$12,540		$14,926	$37,513		$48,055	$56,435		$103,861
Ratio to average net assets:
Net expenses	1.99	%(D)	1.99%	1.99%		1.99%	1.99%		2.00%
Gross expenses	2.17	%(D)	2.03%	2.05%		2.12%	2.15%		2.03%
Net investment income (loss)	0.59	%(D)	(0.12%)	(0.23%)		0.08%	(0.44%)		(0.40%)
Portfolio turnover rate	20	%(C)	40%	72	%(E)	53%	304%		98%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Global ESG Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2019	Year Ended March 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$20.66	$22.75	$22.11	$19.49	$31.49	$32.23
Income (loss) from investment operations:
Net investment income	0.18	0.21	0.16	0.20	0.13	(A)	0.22
Net realized and unrealized gains (losses) on investments	0.41	(0.31)	3.41	2.58	(2.06)	4.92
Total from investment operations	0.59	(0.10)	3.57	2.78	(1.93)	5.14
Distributions from:
Net investment income	—	(0.23)	(0.19)	(0.16)	(0.05)	(0.10)
Realized capital gains	—	(1.76)	(2.74)	—	(10.02)	(5.78)
Total distributions	—	(1.99)	(2.93)	(0.16)	(10.07)	(5.88)
Net asset value at end of period	$21.25	$20.66	$22.75	$22.11	$19.49	$31.49
Total return	2.91	%(B)	(0.09%)	15.90%	14.30%	(8.54%)	17.48%
Ratios and supplemental data:
Net assets at end of period (000’s)	$212,309	$207,080	$189,837	$112,790	$67,638	$416,741
Ratio to average net assets:
Net expenses	0.90	%(C)	0.90%	0.94%	0.99%	0.99%	0.99%
Gross expenses	0.93	%(C)	0.93%	0.99%	1.09%	1.14%	1.00%
Net investment income	1.68	%(C)	0.97%	0.82%	1.08%	0.56%	0.61%
Portfolio turnover rate	20	%(B)	40%	72	%(D)	53%	304%	98%

Touchstone Global ESG Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,						Period Ended
	2019		Year Ended March 31,				March 31,
	(Unaudited)		2019	2018		2017	2016(E)
Net asset value at beginning of period	$20.68		$22.77	$22.13		$19.50	$31.44
Income (loss) from investment operations:
Net investment income	0.18		0.22	0.20		0.19	0.11	(A)
Net realized and unrealized gains (losses) on investments	0.41		(0.32)	3.38		2.61	(1.98)
Total from investment operations	0.59		(0.10)	3.58		2.80	(1.87)
Distributions from:
Net investment income	—		(0.23)	(0.20)		(0.17)	(0.05)
Realized capital gains	—		(1.76)	(2.74)		—	(10.02)
Total distributions	—		(1.99)	(2.94)		(0.17)	(10.07)
Net asset value at end of period	$21.27		$20.68	$22.77		$22.13	$19.50
Total return	2.90	%(B)	(0.10%)	15.95%		14.41%	(8.49	%)(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$48,100		$44,382	$42,196		$29,679	$6,843
Ratio to average net assets:
Net expenses	0.89	%(C)	0.89%	0.89%		0.89%	0.89	%(C)
Gross expenses	0.93	%(C)	0.93%	1.01%		1.11%	1.48	%(C)
Net investment income	1.69	%(C)	0.98%	0.87%		1.18%	0.66	%(C)
Portfolio turnover rate	20	%(B)	40%	72	%(D)	53%	304%

(A)	The net investment income per share was based on average shares outstanding for the period.
(B)	Not annualized.
(C)	Annualized.
(D)	Portfolio turnover excludes the purchases and sales of securities of the Sentinel Sustainable Core Opportunities Fund acquired on October 27, 2017. If these transactions were included, portfolio turnover would have been higher.

(E)	Represents the period from commencement of operations (May 4, 2015) through March 31, 2016.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019		2018	2017		2016	2015
Net asset value at beginning of period	$32.71		$32.79		$30.20	$27.35		$33.29	$32.61
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.05)		(0.11)	(—	)(A)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	1.96		3.10		5.89	3.86		(2.90)	4.82
Total from investment operations	1.91		3.05		5.78	3.86		(2.98)	4.67
Distributions from:
Realized capital gains	—		(3.13)		(3.19)	(1.01)		(2.96)	(3.99)
Net asset value at end of period	$34.62		$32.71		$32.79	$30.20		$27.35	$33.29
Total return(B)	5.84	%(C)	10.40%		19.51%	14.38%		(9.12%)	14.99%
Ratios and supplemental data:
Net assets at end of period (000’s)	$42,798		$42,404		$39,901	$38,752		$38,297	$49,162
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.25	%(D)(E)	1.24%		1.24%	1.24%		1.24%	1.24%
Gross expenses (including liquidity provider expenses)	1.41	%(D)(E)	1.37%		1.38%	1.39%		1.38%	1.40%
Net investment loss	(0.26	%)(D)	(0.17%)		(0.32%)	(0.01%)		(0.24%)	(0.47%)
Portfolio turnover rate	37	%(C)(F)	94	%(F)	86%	90%		137%	87%

Touchstone Growth Opportunities Fund — Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net asset value at beginning of period	$26.18		$27.08		$25.60	$23.51	$29.27	$29.32
Income (loss) from investment operations:
Net investment loss	(0.15)		(0.49)		(0.29)	(0.23)	(0.24)	(0.33)
Net realized and unrealized gains (losses) on investments	1.58		2.72		4.96	3.33	(2.56)	4.27
Total from investment operations	1.43		2.23		4.67	3.10	(2.80)	3.94
Distributions from:
Realized capital gains	—		(3.13)		(3.19)	(1.01)	(2.96)	(3.99)
Net asset value at end of period	$27.61		$26.18		$27.08	$25.60	$23.51	$29.27
Total return(B)	5.46	%(C)	9.54%		18.65%	13.49%	(9.78%)	14.11%
Ratios and supplemental data:
Net assets at end of period (000’s)	$3,232		$3,863		$8,680	$8,574	$11,665	$13,813
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	2.00	%(D)(E)	1.99%		1.99%	1.99%	1.99%	1.99%
Gross expenses (including liquidity provider expenses)	2.66	%(D)(E)	2.32%		2.29%	2.26%	2.20%	2.21%
Net investment loss	(1.01	%)(D)	(0.92%)		(1.07%)	(0.76%)	(0.99%)	(1.22%)
Portfolio turnover rate	37	%(C)(F)	94	%(F)	86%	90%	137%	87%

(A)	Less than $0.005 per share.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses for Class A was 1.24% and 1.40%, respectively, and for Class C was 1.99% and 2.65%, respectively, for the six months ended September 30, 2019.
(F)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Growth Opportunities Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
September 30,
2019	Year Ended March 31,
(Unaudited)	2019	2018	2017	2016	2015
Net asset value at beginning of period	$33.78	$33.69	$30.87	$27.90	$33.81	$32.97
Income (loss) from investment operations:
Net investment income (loss)	(—	)(A)	0.03	(0.02)	0.10	—	(A)	(0.06)
Net realized and unrealized gains (losses) on investments	2.03	3.19	6.03	3.91	(2.95)	4.90
Total from investment operations	2.03	3.22	6.01	4.01	(2.95)	4.84
Distributions from:
Net investment income	—	—	(A)	—	(0.03)	—	(0.01)
Realized capital gains	—	(3.13)	(3.19)	(1.01)	(2.96)	(3.99)
Total distributions	—	(3.13)	(3.19)	(1.04)	(2.96)	(4.00)
Net asset value at end of period	$35.81	$33.78	$33.69	$30.87	$27.90	$33.81
Total return	6.01	%(B)	10.67%	19.80%	14.64%	(8.88%)	15.32%
Ratios and supplemental data:
Net assets at end of period (000’s)	$20,966	$43,703	$47,554	$47,222	$83,721	$107,295
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	1.00	%(C)(D)	0.99%	0.99%	0.99%	0.99%	0.94%
Gross expenses (including liquidity provider expenses)	1.17	%(C)(D)	1.08%	1.07%	1.07%	1.07%	1.01%
Net investment income (loss)	(0.01	%)(C)	0.08%	(0.07%)	0.24%	0.01%	(0.17%)
Portfolio turnover rate	37	%(B)(E)	94	%(E)	86%	90%	137%	87%

Touchstone Growth Opportunities Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019		2018	2017	2016	2015
Net asset value at beginning of period	$34.22		$34.08		$31.16	$28.15	$34.05	$33.18
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.09		0.01	0.12	0.01	(0.04)
Net realized and unrealized gains (losses) on investments	2.04		3.21		6.10	3.96	(2.95)	4.92
Total from investment operations	2.06		3.30		6.11	4.08	(2.94)	4.88
Distributions from:
Net investment income	—		(0.03)		—	(0.06)	—	(0.02)
Realized capital gains	—		(3.13)		(3.19)	(1.01)	(2.96)	(3.99)
Total distributions	—		(3.16)		(3.19)	(1.07)	(2.96)	(4.01)
Net asset value at end of period	$36.28		$34.22		$34.08	$31.16	$28.15	$34.05
Total return	6.05	%(B)	10.79%		19.94%	14.77%	(8.79%)	15.39%
Ratios and supplemental data:
Net assets at end of period (000’s)	$58,228		$71,406		$185,831	$150,038	$176,191	$134,795
Ratio to average net assets:
Net expenses (including liquidity provider expenses)	0.90	%(C)(D)	0.89%		0.89%	0.89%	0.89%	0.87%
Gross expenses (including liquidity provider expenses)	1.06	%(C)(D)	1.01%		1.01%	1.00%	0.98%	0.97%
Net investment income (loss)	0.09	%(C)	0.18%		0.03%	0.34%	0.11%	(0.10%)
Portfolio turnover rate	37	%(B)(E)	94	%(E)	86%	90%	137%	87%

(A)	Less than $0.005 per share.
(B)	Not annualized.
(C)	Annualized.
(D)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses for Class Y was 0.99% and 1.16%, respectively, and for Institutional Class was 0.89% and 1.05%, respectively, for the six months ended September 30, 2019.
(E)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$29.26		$28.05	$25.91		$23.28	$27.06	$26.50
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.09)	(0.08	)(A)	(0.06)	(0.10)	(0.14)
Net realized and unrealized gains (losses) on investments	1.62		3.36	4.95		3.31	(1.62)	4.19
Total from investment operations	1.60		3.27	4.87		3.25	(1.72)	4.05
Distributions from:
Realized capital gains	—		(2.06)	(2.73)		(0.62)	(2.06)	(3.49)
Net asset value at end of period	$30.86		$29.26	$28.05		$25.91	$23.28	$27.06
Total return(B)	5.47	%(C)	12.77%	19.28%		14.13%	(6.34%)	16.34%
Ratios and supplemental data:
Net assets at end of period (000’s)	$270,022		$262,492	$218,727		$225,381	$226,201	$267,421
Ratio to average net assets:
Net expenses	1.24	%(D)	1.27%	1.29%		1.30%	1.31%	1.34%
Gross expenses	1.24	%(D)	1.27%	1.29%		1.30%	1.31%	1.34%
Net investment loss	(0.15	%)(D)	(0.35%)	(0.29%)		(0.26%)	(0.42%)	(0.55%)
Portfolio turnover rate	40	%(C)	71%	76%		95%	92%	73%

Touchstone Mid Cap Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017	2016	2015
Net asset value at beginning of period	$18.08		$18.27	$17.84		$16.33	$19.78	$20.39
Income (loss) from investment operations:
Net investment loss	(0.22)		(0.49)	(0.20	)(A)	(0.22)	(0.21)	(0.24)
Net realized and unrealized gains (losses) on investments	1.12		2.36	3.36		2.35	(1.18)	3.12
Total from investment operations	0.90		1.87	3.16		2.13	(1.39)	2.88
Distributions from:
Realized capital gains	—		(2.06)	(2.73)		(0.62)	(2.06)	(3.49)
Net asset value at end of period	$18.98		$18.08	$18.27		$17.84	$16.33	$19.78
Total return(B)	4.98	%(C)	11.91%	18.38%		13.28%	(7.02%)	15.51%
Ratios and supplemental data:
Net assets at end of period (000’s)	$27,457		$32,831	$90,502		$113,153	$127,852	$157,315
Ratio to average net assets:
Net expenses	2.14	%(D)	2.04%	2.04%		2.06%	2.06%	2.07%
Gross expenses	2.14	%(D)	2.04%	2.04%		2.06%	2.06%	2.07%
Net investment loss	(1.05	%)(D)	(1.12%)	(1.04%)		(1.02%)	(1.17%)	(1.29%)
Portfolio turnover rate	40	%(C)	71%	76%		95%	92%	73%

(A)	The net investment loss per share was based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Mid Cap Growth Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019	2018		2017		2016	2015
Net asset value at beginning of period	$30.50		$29.07	$26.70		$23.92		$27.71	$27.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		(0.03)	(0.01	)(A)	(—	)(B)	(0.04)	(0.08)
Net realized and unrealized gains (losses) on investments	1.70		3.52	5.11		3.40		(1.65)	4.28
Total from investment operations	1.71		3.49	5.10		3.40		(1.69)	4.20
Distributions from:
Net investment income	—		—	—		—		(0.04)	—
Realized capital gains	—		(2.06)	(2.73)		(0.62)		(2.06)	(3.49)
Total distributions	—		(2.06)	(2.73)		(0.62)		(2.10)	(3.49)
Net asset value at end of period	$32.21		$30.50	$29.07		$26.70		$23.92	$27.71
Total return	5.61	%(C)	13.05%	19.62%		14.38%		(6.08%)	16.69%
Ratios and supplemental data:
Net assets at end of period (000’s)	$489,029		$452,407	$375,617		$311,865		$347,706	$299,247
Ratio to average net assets:
Net expenses	1.00	%(D)	1.02%	1.02%		1.06%		1.05%	1.07%
Gross expenses	1.00	%(D)	1.02%	1.02%		1.06%		1.05%	1.07%
Net investment income (loss)	0.09	%(D)	(0.10%)	(0.02%)		(0.02%)		(0.16%)	(0.29%)
Portfolio turnover rate	40	%(C)	71%	76%		95%		92%	73%

Touchstone Mid Cap Growth Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period
	Six Months
	Ended
	September 30,
	2019		Year Ended March 31,
	(Unaudited)		2019		2018		2017	2016	2015
Net asset value at beginning of period	$30.79		$29.32		$26.90		$24.07	$27.85	$27.10
Income (loss) from investment operations:
Net investment income (loss)	0.02		(0.01)		—	(A)(B)	0.10	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	1.71		3.54		5.15		3.35	(1.65)	4.27
Total from investment operations	1.73		3.53		5.15		3.45	(1.67)	4.24
Distributions from:
Net investment income	—		—		—		—	(0.05)	—
Realized capital gains	—		(2.06)		(2.73)		(0.62)	(2.06)	(3.49)
Total distributions	—		(2.06)		(2.73)		(0.62)	(2.11)	(3.49)
Net asset value at end of period	$32.52		$30.79		$29.32		$26.90	$24.07	$27.85
Total return	5.62	%(C)	13.10%		19.62%		14.50%	(5.97%)	16.73%
Ratios and supplemental data:
Net assets at end of period (000’s)	$410,176		$349,865		$95,176		$44,236	$84,152	$102,420
Ratio to average net assets:
Net expenses	0.95	%(D)	0.97	%(E)	0.99%		0.99%	0.95%	0.98%
Gross expenses	0.95	%(D)	0.97%		0.99%		1.00%	0.95%	0.98%
Net investment income (loss)	0.14	%(D)	(0.06%)		0.01%		0.05%	(0.05%)	(0.20%)
Portfolio turnover rate	40	%(C)	71%		76%		95%	92%	73%

(A)	The net investment income (loss) per share was based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Not annualized.
(D)	Annualized.
(E)	Net expenses include amounts recouped by the Advisor.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Period Ended
	2019		March 31,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$13.15		$11.21	(B)
Income (loss)Income from investment operations:
Net investment income (loss)	0.15		(0.01)
Net realized and unrealized gains (losses) on investments	(0.36)		1.95
Total from investment operations	(0.21)		1.94
Net asset value at end of period	$12.94		$13.15
Total return(C)	(1.67	%)(D)	17.31	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$1,763		$1,349
Ratio to average net assets:
Net expenses	1.60	%(E)	1.60	%(E)
Gross expenses	2.30	%(E)	4.89	%(E)
Net investment income (loss)	2.61	%(E)	(0.94	%)(E)
Portfolio turnover rate	10	%(D)	31%

Touchstone Sands Capital Emerging Markets Growth Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,		Period Ended
	2019		March 31,
	(Unaudited)		2019(A)
Net asset value at beginning of period	$13.11		$11.21	(B)
Income (loss)Income from investment operations:
Net investment income (loss)	0.09		(0.04)
Net realized and unrealized gains (losses) on investments	(0.34)		1.94
Total from investment operations	(0.25)		1.90
Net asset value at end of period	$12.86		$13.11
Total return(C)	(1.98	%)(D)	16.95	%(D)
Ratios and supplemental data:
Net assets at end of period (000’s)	$363		$59
Ratio to average net assets:
Net expenses	235	%(E)	2.35	%(E)
Gross expenses	6.90	%(E)	57.88	%(E)
Net investment income (loss)	1.86	%(E)	(1.69	%)(E)
Portfolio turnover rate	10	%(D)	31%

(A)	Represents the period from commencement of operations (November 16, 2018) through March 31, 2019.
(B)	Net asset value at the beginning of period is based on the net asset value of Class Y shares on November 16, 2018.
(C)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.

See accompanying Notes to Financial Statements.

Financial Highlights (Continued)

Touchstone Sands Capital Emerging Markets Growth Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,							Period Ended
	2019		Year Ended March 31,					March 31,
	(Unaudited)		2019		2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.16		$13.56		$10.70	$9.40	$10.37	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.18		(0.03)		(0.06)	(0.03)	(0.04)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.38)		(0.37)		2.92	1.33	(0.93)	0.40
Total from investment operations	(0.20)		(0.40)		2.86	1.30	(0.97)	0.37
Net asset value at end of period	$12.96		$13.16		$13.56	$10.70	$9.40	$10.37
Total return	(1.52	%)(B)	(3.02%)		26.82%	13.83%	(9.35%)	3.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$359,426		$318,093		$207,209	$103,467	$58,106	$39,541
Ratio to average net assets:
Net expenses	1.35	%(C)(D)	1.35	%(D)	1.47%	1.49%	1.49%	1.49	%(C)
Gross expenses	1.31	%(C)	1.35%		1.49%	1.55%	1.59%	1.68	%(C)
Net investment income (loss)	2.86	%(C)	(0.45%)		(0.73%)	(0.49%)	(0.52%)	(0.46	%)(C)
Portfolio turnover rate	10	%(B)	31%		27%	49%	32%	90	%(B)

Touchstone Sands Capital Emerging Markets Growth Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	September 30,						Period Ended
	2019		Year Ended March 31,				March 31,
	(Unaudited)		2019	2018	2017	2016	2015(A)
Net asset value at beginning of period	$13.21		$13.61	$10.73	$9.41	$10.37	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.17		(0.03)	(0.06)	(0.03)	(0.02)	(0.03)
Net realized and unrealized gains (losses) on investments	(0.35)		(0.37)	2.94	1.35	(0.94)	0.40
Total from investment operations	(0.18)		(0.40)	2.88	1.32	(0.96)	0.37
Net asset value at end of period	$13.03		$13.21	$13.61	$10.73	$9.41	$10.37
Total return	(1.44	%)(B)	(2.94%)	26.84%	14.03%	(9.26%)	3.70	%(B)
Ratios and supplemental data:
Net assets at end of period (000’s)	$745,806		$524,670	$374,452	$182,402	$101,401	$32,743
Ratio to average net assets:
Net expenses	1.25	%(C)(D)	1.25%	1.37%	1.39%	1.39%	1.39	%(C)
Gross expenses	1.25	%(C)	1.27%	1.41%	1.46%	1.51%	1.59	%(C)
Net investment income (loss)	2.96	%(C)	(0.35%)	(0.63%)	(0.39%)	(0.42%)	(0.36	%)(C)
Portfolio turnover rate	10	%(B)	31%	27%	49%	32%	90	%(B)

(A)	Represents the period from commencement of operations (May 12, 2014) through March 31, 2015.
(B)	Not annualized.
(C)	Annualized.
(D)	Net expenses include amounts recouped or eligible for recoupment by the Advisor.

See accompanying Notes to Financial Statements.

Notes to Financial Statements

September 30, 2019 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following six funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Flexible Income Fund (“Flexible Income Fund”)

Touchstone Focused Fund (“Focused Fund”)

Touchstone Global ESG Equity Fund (“Global ESG Equity Fund”) (formerly known as Touchstone Sustainability and Impact Equity Fund)

Touchstone Growth Opportunities Fund (“Growth Opportunities Fund”)

Touchstone Mid Cap Growth Fund (“Mid Cap Growth Fund”)

Touchstone Sands Capital Emerging Markets Growth Fund (“Sands Capital Emerging Markets Growth Fund”)

Each Fund is diversified, with the exception of the Focused Fund, the Growth Opportunities Fund and the Sands Capital Emerging Markets Growth Fund, which are non-diversified.

The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:

Institutional
	Class A	Class C	Class Y	Class
Flexible Income Fund	X	X	X	X
Focused Fund	X	X	X	X
Global ESG Equity Fund	X	X	X	X
Growth Opportunities Fund	X	X	X	X
Mid Cap Growth Fund	X	X	X	X
Sands Capital Emerging Markets Growth Fund	X	X	X	X

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security valuation and fair value measurements — Generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2019, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the six months ended September 30, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds (the “Underlying Funds”) and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Flexible Income Fund investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

Notes to Financial Statements (Unaudited) (Continued)

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees (the “Board”) and are generally categorized in Level 3.

Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Securities sold short — The Flexible Income Fund may engage in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

As of September 30, 2019, the Flexible Income Fund did not hold any securities sold short.

Options — The Flexible Income Fund may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Fund intends to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Fund’s option strategy primarily focuses on the use of writing and/or purchasing call or put options on equity indexes. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty

Notes to Financial Statements (Unaudited) (Continued)

credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. The maximum risk of loss associated with writing put options is the notional amount as presented in the Portfolio of Investments. In certain circumstances, the maximum risk of loss amounts may be partially offset by recovery values of the respective referenced assets and upfront premium received upon entering into the contract. The maximum risk of loss associated with writing call options is potentially unlimited.

As of September 30, 2019, the Flexible Income Fund did not hold any options.

Futures Contracts — The Flexible Income Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of September 30, 2019, the Flexible Income Fund did not hold any futures contracts.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing a Fund’s total return, and the potential for losses in excess of a Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a

Notes to Financial Statements (Unaudited) (Continued)

Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

As of September 30, 2019, there were no open forward foreign currency contracts.

Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Master Limited Partnership — The Funds may invest in Master Limited Partnership (“MLP”) common units that represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or OTC with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. Distributions received from MLPs generally are comprised of income and return of capital. Investment income and return of capital are recorded based on estimates made at the time distributions are received. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

Derivative instruments and hedging activities — The Flexible Income Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, the Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund

Notes to Financial Statements (Unaudited) (Continued)

and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).

For financial reporting purposes, the Flexible Income Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table sets forth the effect of the Flexible Income Fund’s derivative financial instruments by primary risk exposure on the Statements of Operations for the six months ended September 30, 2019:

The Effect of Derivative Investments on the Statements of Operations

for the Six Months Ended September 30, 2019

			Change in
			Unrealized
		Realized Gain	Appreciation
	Derivatives not accounted for as hedging	(Loss)	(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
Flexible Income Fund	Futures - Interest Rate Contracts*	$(1,420,387)	$1,580,368
	Written Options - Equity Contracts**	8,854	—

*Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.

**Statements of Operations Location: Net realized gains on written options and Net change in unrealized appreciation (depreciation) on written options, respectively.

For the six months ended September 30, 2019, the average quarterly balance of outstanding derivative financial instruments for the Flexible Income Fund was as follows:

Flexible
Income
Fund
Interest rate contracts:
Futures - Notional value	$13,697,211
Written Options - Premiums received*	$—

* The balance at each quarter end was zero.

Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

Notes to Financial Statements (Unaudited) (Continued)

As of September 30, 2019, the following Funds loaned securities and received collateral as follows:

			Market
		Market Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received**	Amount***
Flexible Income Fund	Investment Funds	$69,624	$71,010	$1,386
Global ESG Equity Fund	Common Stocks	22,161,811	23,240,349	1,078,538

* The remaining contractual maturity is overnight for all securities.

** Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.

*** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the equity funds (all funds except the Flexible Income Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the fixed income fund (the Flexible Income Fund) is equal to the NAV per share plus a sales load equal to 2.04% of the NAV (or 2.00% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50%, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00%. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the

Notes to Financial Statements (Unaudited) (Continued)

cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except for the Flexible Income Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Flexible Income Fund declares and distributes net investment income, if any, monthly, as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income from investments in Underlying Funds is affected by the timing of dividend declarations by the Underlying Funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all the Funds in the Trust, and, if applicable, Touchstone Funds Group Trust, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended September 30, 2019:

	Flexible
	Income	Focused	Global ESG
	Fund	Fund	Equity Fund
Purchases of investment securities	$357,061,752	$37,523,633	$140,076,258
Proceeds from sales and maturities	$412,674,168	$131,000,384	$154,577,775

			Sands Capital
			Emerging
	Growth	Mid Cap	Markets
	Opportunities	Growth	Growth
	Fund*	Fund	Fund
Purchases of investment securities	$49,403,919	$480,427,785	$384,335,527
Proceeds from sales and maturities	$87,657,717	$455,045,208	$95,641,935

*  Growth Opportunities Fund had redemptions-in-kind out of the Fund of $4,182,052, which is excluded from the proceeds from sales and maturities. The redemptions were comprised of securities and cash in the amount of $4,028,264 and $153,788, respectively, for the Growth Opportunities Fund.

For the six months ended September 30, 2019, purchases and proceeds from sales and maturities in U.S. Government securities were $44,799,489 and $60,056,727, respectively, for the Flexible Income Fund.

Notes to Financial Statements (Unaudited) (Continued)

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”), or The Bank of New York Mellon, the Sub-Administrator to the Funds and BNY Mellon Investment Servicing (U.S.) Inc., the Transfer Agent to the Funds (collectively referenced to herein as “BNY Mellon”). Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).

On behalf of the Funds, the Advisor pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Advisor is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $57,348 for the six months ended September 30, 2019.

MANAGEMENT & EXPENSE LIMITATION AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under the terms of an advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Flexible Income Fund	0.60% on the first $500 million
0.50% on such assets in excess of $500 million
Focused Fund	0.70% on the first $100 million
0.65% on the next $400 million
0.60% on such assets in excess of $500 million
Global ESG Equity Fund	0.65% on the first $1 billion
0.60% on such assets in excess of $1 billion
Growth Opportunities Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
Mid Cap Growth Fund	0.75% on the first $500 million
0.70% on the next $500 million
0.65% on such assets in excess of $1 billion
Sands Capital Emerging Markets Growth Fund	1.00%

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Bramshill Investments, LLC	Sands Capital Management, LLC
Flexible Income Fund	Sands Capital Emerging Markets Growth Fund
Fort Washington Investment Advisors, Inc.*	Westfield Capital Management Company, L.P.
Focused Fund	Growth Opportunities Fund
Rockefeller & Co., LLC	Mid Cap Growth Fund
Global ESG Equity Fund

* Affiliate of the Advisor and wholly-owned subsidiary of Western & Southern.

The Advisor pays sub-advisory fees to each Sub-Advisor from its advisory fee.

The Advisor entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short

Notes to Financial Statements (Unaudited) (Continued)

sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive a portion of its fees and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:

				Institutional
	Class A	Class C	Class Y	Class
Flexible Income Fund	1.04%	1.79%	0.79%	0.69%
Focused Fund	1.20%	1.95%	0.95%	0.83%
Global ESG Equity Fund	1.17%	1.99%	0.90%	0.89%
Growth Opportunities Fund	1.24%	1.99%	0.99%	0.89%
Mid Cap Growth Fund	1.39%	2.14%	1.14%	0.99%
Sands Capital Emerging Markets Growth Fund	1.60%	2.35%	1.35%	1.25%

These expense limitations will remain in effect for all Funds through at least July 29, 2020, except for Sands Capital Emerging Markets Growth Fund. The expense limitation for Sands Capital Emerging Markets Growth Fund will remain in effect through at least November 16, 2020. The expense limitation agreement can be terminated by a vote of the Funds’ Board if it deems the termination to be beneficial to the Funds’ shareholders.

During the six months ended September 30, 2019, the Advisor or its affiliates waived investment advisory fees and administration fees or waived or reimbursed other operating expenses, including distribution fees of the Funds, as follows:

	Investment		Other Operating
	Advisory		Expenses
	Fees	Administration	Reimbursed/
Fund	Waived	Fees Waived	Waived	Total
Flexible Income Fund	$—	$233,685	$60,273	$293,958
Focused Fund	—	—	68,243	68,243
Global ESG Equity Fund	—	—	82,130	82,130
Growth Opportunities Fund	—	62,996	57,237	120,233
Sands Capital Emerging Markets Growth Fund	—	—	10,310	10,310

Under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed for a period of up to three years from the date on which the Advisor reduced its compensation or assumed expenses for the Funds. The Funds will make repayments to the Advisor only if such repayment does not cause the Funds’ operating expenses (after the repayment is taken into account) to exceed the Funds’ expense limit in place when such amounts were waived or reimbursed by the Advisor and the Funds’ current expense limitation.

As of September 30, 2019, the Advisor may seek recoupment of previously waived fees and reimbursed expenses as follows:

	Expires	Expires	Expires	Expires
	on or	on or	on or	on or
	before	before	before	before
	March 31,	March 31,	March 31,	March 31,
Fund	2020	2021	2022	2023	Total
Flexible Income Fund	$535,544	$695,170	$474,385	$272,533	$1,977,632
Focused Fund	8,596	23,561	22,968	10,865	65,990
Global ESG Equity Fund	90,370	161,406	73,180	45,941	370,897

Notes to Financial Statements (Unaudited) (Continued)

	Expires	Expires	Expires	Expires
	on or	on or	on or	on or
	before	before	before	before
	March 31,	March 31,	March 31,	March 31,
Fund	2020	2021	2022	2023	Total
Growth Opportunities Fund	$133,567	$267,156	$273,078	$96,074	$769,875
Sands Capital Emerging Markets Growth Fund	89,544	119,813	98,432	7,286	315,075

For the six months ended September 30, 2019, the Advisor is eligible to recoup previously waived fees or reimbursed expenses from the Sands Capital Emerging Markets Growth Fund of $79,471.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the SEC and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.

For its services, the Advisor’s annual administrative fee is:

0.145% on the first $20 billion of the aggregate average daily net assets;

0.11% on the next $10 billion of aggregate average daily net assets;

0.09% on the next $10 billion of aggregate average daily net assets; and

0.07% on the aggregate average daily net assets over $40 billion.

The fee is computed and allocated among the Touchstone Fund Complex (excluding Touchstone Institutional Funds Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

The Funds may reimburse the Advisor for fees paid to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares

Notes to Financial Statements (Unaudited) (Continued)

pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Underwriter and the Advisor, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Underwriter and its affiliate during the six months ended September 30, 2019:

Fund	Amount
Flexible Income Fund	$4,231
Focused Fund	4,232
Global ESG Equity Fund	5,893
Growth Opportunities Fund	1,967
Mid Cap Growth Fund	15,684
Sands Capital Emerging Markets Growth Fund	948

In addition, the Underwriter collected CDSCs on the redemption of Class A and Class C shares of the Funds listed below during the six months ended September 30, 2019:

Fund	Class A	Class C
Flexible Income Fund	$—	$23
Focused Fund	—	1,094
Global ESG Equity Fund	—	247
Growth Opportunities Fund	—	20
Mid Cap Growth Fund	—	21

INTERFUND TRANSACTIONS

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. During the six months ended September 30, 2019, the Funds did not engage in any Rule 17a-7 transactions.

5. Liquidity

ReFlow Fund LLC—The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.

During the six months ended September 30, 2019, the Growth Opportunities Fund utilized ReFlow. ReFlow purchased 121,612 shares of the Fund during the period and had redemptions-in-kind of $4,028,264. The resulting fee is included in Other expenses on the Statement of Operations.

Notes to Financial Statements (Unaudited) (Continued)

Interfund Lending—Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

During the six months ended September 30, 2019, the following Fund participated as a borrower in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:

	Daily Average	Weighted Average
	Amount	Interest	Interest
Fund	Borrowed	Rate	Expense*
Growth Opportunities Fund	$28,540	2.93%	$425

* Included in Other expenses in the Statements of Operations.

6. Federal Tax Information

Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended March 31, 2019 and March 31, 2018 are as follows:

	Flexible				Global
	Income Fund		Focused Fund		ESG Equity Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2019	2018	2019	2018	2019	2018
From ordinary income	$29,977,346	$21,745,871	$8,895,802	$29,800,080	$11,745,647	$5,228,811
From long-term capital gains	4,234,655	—	42,522,534	52,684,335	52,799,731	84,572,202
Total distributions	$34,212,001	$21,745,871	$51,418,336	$82,484,415	$64,545,378	$89,801,013

					Sands Capital
	Growth		Mid Cap		Emerging Markets
	Opportunities Fund		Growth Fund		Growth Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	March 31,	March 31,	March 31,	March 31,	March 31,	March 31,
	2019	2018	2019	2018	2019	2018
From ordinary income	$190,894	$15,769,503	$13,059,653	$12,550,670	$—	$—
From long-term capital gains	26,307,524	9,585,119	60,828,960	61,432,239	—	—
Total distributions	$26,498,418	$25,354,622	$73,888,613	$73,982,909	$—	$—

The following information is computed on a tax basis for each item as of March 31, 2019:

Notes to Financial Statements (Unaudited) (Continued)

	Flexible
	Income	Focused	Global
	Fund	Fund	ESG Equity Fund
Tax cost of portfolio investments	$659,400,487	$717,212,625	$657,310,860
Gross unrealized appreciation on investments	15,148,433	327,410,483	114,867,257
Gross unrealized depreciation on investments	(1,854,011)	(44,626,634)	(48,005,589)
Net unrealized appreciation (depreciation) on investments	13,294,422	282,783,849	66,861,668
Gross unrealized appreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	5,536
Gross unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(17,440)
Net unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(11,904)
Qualified late-year losses	—	—	(2,381,166)
Capital loss carryforwards	(15,234,279)	—	—
Other temporary differences	(2,895)	—	—
Undistributed ordinary income	723,398	3,621,396	—
Undistributed capital gains	—	23,248,008	—
Distributable earnings (deficit)	$(1,219,354)	$309,653,253	$64,468,598

			Sands Capital
	Growth	Mid Cap	Emerging Markets
	Opportunities	Growth	Growth
	Fund	Fund	Fund
Tax cost of portfolio investments	$119,346,817	$849,608,905	$719,283,157
Gross unrealized appreciation on investments	46,717,460	266,319,226	151,265,856
Gross unrealized depreciation on investments	(4,251,354)	(18,900,282)	(28,958,740)
Net unrealized appreciation (depreciation) on investments	42,466,106	247,418,944	122,307,116
Net unrealized depreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	(935,135)
Qualified Late-Year Losses	(3,977,078)	(715,475)	(565,778)
Capital loss carryforwards	—	—	(13,162,477)
Undistributed capital gains	—	14,447,265	—
Distributable earnings (deficit)	$38,489,028	$261,150,734	$107,643,726

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, trust preferred securities and investments in passive foreign investment company (“PFIC”) adjustments.

As of March 31, 2019, the Funds had the following capital loss carryforwards for federal income tax purposes:

	No	No
	Expiration	Expiration
Fund	Short Term	Long Term	Total
Flexible Income Fund	$1,886,958	$13,347,321	$15,234,279
Sands Capital Emerging Markets Growth Fund	13,162,477	—	13,162,477

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2019, the Funds had the following federal tax costs resulting in net unrealized appreciation (depreciation) as follows:

Notes to Financial Statements (Unaudited) (Continued)

		Gross	Gross
		Unrealized	Unrealized	Gross	Gross	Net
		Appreciation	Depreciation	Unrealized	Unrealized	Unrealized
	Federal Tax	on	on	Appreciation	Depreciation	Appreciation
Fund	Cost	Investments	Investments	on Other*	on Other*	(Depreciation)
Flexible Income Fund	$722,676,606	$12,660,490	$(1,281,296)	$—	$—	$11,379,194
Focused Fund	654,642,132	322,010,274	(53,772,782)	—	—	268,237,492
Global ESG Equity Fund	669,265,330	117,968,837	(53,712,669)	27,026	(11,110)	64,272,084
Growth Opportunities Fund	90,458,646	39,380,602	(2,110,697)	—	—	37,269,905
Mid Cap Growth Fund	939,718,889	279,031,891	(22,207,278)	—	—	256,824,613
Sands Capital Emerging Markets Growth Fund	999,766,256	171,562,694	(57,083,290)	7,381	(10,853)	114,475,932

*  Other includes Foreign Currency Transactions.

The Funds have analyzed their tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended March 31, 2016 through 2019) and have concluded that no provision for income tax is required in their financial statements.

7. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

8. Principal Risks

Risks Associated with Foreign Investments — Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

Risks Associated with Sector Concentration — Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds

Notes to Financial Statements (Unaudited) (Continued)

may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility in the Funds’ NAVs and magnified effect on the total return.

Risks Associated with Credit — An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.

Risks Associated with Interest Rate Changes — The price of debt securities is generally linked to the prevailing market interest rates. In general, when interest rates rise, the price of debt securities falls, and when interest rates fall, the price of debt securities rises. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure of the expected life, taking into account any prepayment or call features of the security, that is used to determine the price sensitivity of the security for a given change in interest rates. Specifically, duration is the change in the value of a fixed-income security that will result from a 1% change in interest rates, and generally is stated in years. For example, as a general rule a 1% rise in interest rates means a 1% fall in value for every year of duration. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. The negative impact on fixed income securities if interest rates increase as a result could negatively impact a Fund’s NAV.

Please see the Funds’ prospectus for a complete discussion of these and other risks.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Fund’s financial statements.

Other Items (Unaudited)

Proxy Voting Guidelines and Proxy Voting Records

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-PORT. The information will be publicly available 60 days after the end of the period. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) and (2) ongoing costs, including investment advisory fees; shareholder servicing fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2019 through September 30, 2019).

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended September 30, 2019” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2019	2019	2019	2019*
Touchstone Flexible Income Fund
Class A	Actual	1.06%	$1,000.00	$1,027.00	$5.37	**
Class A	Hypothetical	1.06%	$1,000.00	$1,019.70	$5.35	**

Class C	Actual	1.81%	$1,000.00	$1,023.50	$9.16	**
Class C	Hypothetical	1.81%	$1,000.00	$1,015.95	$9.12	**

Class Y	Actual	0.81%	$1,000.00	$1,029.10	$4.11	**
Class Y	Hypothetical	0.81%	$1,000.00	$1,020.95	$4.09	**

Institutional Class	Actual	0.71%	$1,000.00	$1,028.70	$3.60	**
Institutional Class	Hypothetical	0.71%	$1,000.00	$1,021.45	$3.59	**

Touchstone Focused Fund
Class A	Actual	1.20%	$1,000.00	$1,011.70	$6.04
Class A	Hypothetical	1.20%	$1,000.00	$1,019.00	$6.06

Class C	Actual	1.95%	$1,000.00	$1,008.00	$9.79
Class C	Hypothetical	1.95%	$1,000.00	$1,015.25	$9.82

Class Y	Actual	0.92%	$1,000.00	$1,013.20	$4.63
Class Y	Hypothetical	0.92%	$1,000.00	$1,020.40	$4.65

Institutional Class	Actual	0.83%	$1,000.00	$1,013.60	$4.18
Institutional Class	Hypothetical	0.83%	$1,000.00	$1,020.85	$4.19

Touchstone Global ESG Equity Fund
Class A	Actual	1.17%	$1,000.00	$1,027.10	$5.93
Class A	Hypothetical	1.17%	$1,000.00	$1,019.15	$5.91

Class C	Actual	1.99%	$1,000.00	$1,022.80	$10.06
Class C	Hypothetical	1.99%	$1,000.00	$1,015.05	$10.02

Class Y	Actual	0.90%	$1,000.00	$1,029.10	$4.57
Class Y	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55

Institutional Class	Actual	0.89%	$1,000.00	$1,029.00	$4.51
Institutional Class	Hypothetical	0.89%	$1,000.00	$1,020.55	$4.50

Touchstone Growth Opportunities Fund
Class A	Actual	1.25%	$1,000.00	$1,058.40	$6.43	***
Class A	Hypothetical	1.25%	$1,000.00	$1,018.75	$6.31	***

Class C	Actual	2.00%	$1,000.00	$1,054.60	$10.27	***
Class C	Hypothetical	2.00%	$1,000.00	$1,015.00	$10.08	***

Class Y	Actual	1.00%	$1,000.00	$1,060.10	$5.15	***
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05	***

Institutional Class	Actual	0.90%	$1,000.00	$1,060.50	$4.64	***
Institutional Class	Hypothetical	0.90%	$1,000.00	$1,020.50	$4.55	***

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Six Months
		Annualized	Value	Value	Ended
		September 30,	April 1,	September 30,	September 30,
		2019	2019	2019	2019*
Touchstone Mid Cap Growth Fund
Class A	Actual	1.24%	$1,000.00	$1,054.70	$6.37
Class A	Hypothetical	1.24%	$1,000.00	$1,018.80	$6.26

Class C	Actual	2.14%	$1,000.00	$1,049.80	$10.97
Class C	Hypothetical	2.14%	$1,000.00	$1,014.30	$10.78

Class Y	Actual	1.00%	$1,000.00	$1,056.10	$5.14
Class Y	Hypothetical	1.00%	$1,000.00	$1,020.00	$5.05

Institutional Class	Actual	0.95%	$1,000.00	$1,056.20	$4.88
Institutional Class	Hypothetical	0.95%	$1,000.00	$1,020.25	$4.80

Touchstone Sands Capital Emerging Markets Growth Fund
Class A	Actual	1.60%	$1,000.00	$983.30	$7.93
Class A	Hypothetical	1.60%	$1,000.00	$1,017.00	$8.07

Class C	Actual	2.35%	$1,000.00	$980.20	$11.64
Class C	Hypothetical	2.35%	$1,000.00	$1,013.25	$11.83

Class Y	Actual	1.35%	$1,000.00	$984.80	$6.70
Class Y	Hypothetical	1.35%	$1,000.00	$1,018.25	$6.81

Institutional Class	Actual	1.25%	$1,000.00	$985.60	$6.21
Institutional Class	Hypothetical	1.25%	$1,000.00	$1,018.75	$6.31

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect one-half year period).

** Excluding dividend and interest expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.27, $9.06, $4.01 and $3.50, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $5.25, $9.02, $3.99 and $3.49, respectively.

*** Excluding liquidity provider expenses, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.38, $10.22, $5.10 and $4.58, respectively, and your hypothetical cost of investment in Class A, Class C, Class Y and Institutional Class would be $6.26, $10.02, $5.00 and $4.50, respectively.

Advisory and Sub-Advisory Agreement Approval Disclosure

At an in-person meeting held on November 15, 2018, Touchstone Advisors, Inc. (the “Advisor”) proposed the replacement of the then-current sub-advisor to the Touchstone Flexible Income Fund (the “Fund”), ClearArc Capital Inc. (“ClearArc”), to the Board of Trustees (the “Board”) of Touchstone Strategic Trust. The Board approved replacing ClearArc with Bramshill Investments, LLC (“Bramshill”).

The Advisor and Bramshill provided the Board with various written materials in advance of the meeting to assist with the Board’s consideration of a proposed Sub-Advisory Agreement between the Advisor and Bramshill (the “Sub-Advisory Agreement”). The Advisor provided written and oral information stating the basis for its recommendation to engage Bramshill and to transition the Fund to Bramshill’s income performance strategy. The information provided and discussion held also included details regarding Bramshill’s: (a) investment philosophy and investment process; (b) investment management personnel; (c) operating history, infrastructure and financial condition; (d) proposed sub-advisory fees that would be paid to Bramshill by the Advisor; and (e) reputation, expertise and resources of Bramshill. The Board then discussed the written materials that the Board received before the meeting and all other information that the Board received at the meeting.

In approving the Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) Bramshill’s proposed compensation; (3) the performance of the Fund and that of a composite of the accounts managed by Bramshill that use the same income performance strategy that Bramshill proposed

Other Items (Unaudited) (Continued)

to use in managing the Fund; and (4) the terms of the Sub-Advisory Agreement. The Board’s consideration of these factors is summarized below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor and Bramshill regarding the services to be provided by Bramshill. The Board considered Bramshill’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund, as well as the performance record of the strategy. The Board also took into consideration that the Advisor was satisfied with Bramshill’s in-house risk and compliance teams.

Bramshill’s Compensation. The Board took into consideration the financial condition of Bramshill and any direct and indirect benefits to be derived by Bramshill’s relationship with the Fund. In considering the anticipated level of profitability to Bramshill, the Board noted the proposed contractual undertaking of the Advisor to maintain the current levels of expense limitations for the Fund, that the sub-advisory fees under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fees that it receives from the Fund, and that the sub-advisory fees were negotiated at arm’s length between the Advisor and Bramshill. As a consequence, the anticipated level of profitability to Bramshill from its relationship with the Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider potential economies of scale in Bramshill’s management of the Fund to be a substantial factor in its consideration, although it noted that the proposed sub-advisory fee included a breakpoint that would reduce the fee on Fund assets above a certain level.

Sub-Advisory Fees and Fund Performance. The Board considered that the Fund would pay advisory fees to the Advisor and that the Advisor would pay sub-advisory fees to Bramshill. The Board compared Bramshill’s proposed sub-advisory fee to the sub-advisory fee paid to the prior sub-advisor, noting that the proposed sub-advisory fee schedule would result in Bramshill receiving higher sub-advisory fees based on current asset levels as a result of differences in breakpoint levels. However, the Board noted that the advisory fee schedule would remain the same. The Board considered the amount of the advisory fee to be retained by the Advisor and the amount to be paid to Bramshill, with respect to the various services to be provided by the Advisor and Bramshill. The Board also noted that the Advisor negotiated the sub-advisory fee with Bramshill at arm’s length. The Board also noted that the expense limitations would remain the same for the Fund following the sub-advisor change. Based upon their review, the Trustees concluded that the Fund’s proposed sub-advisory fee was reasonable in light of the services to be provided by Bramshill.

The Board considered the performance of Bramshill’s income performance strategy and the Fund’s performance record under ClearArc’s management. The Board also reviewed Bramshill’s investment performance, noting the firm’s strong performance in its income performance strategy relative to the Bloomberg Barclays Capital U.S. Aggregate Bond Index for the one-year, three-year, five-year and since inception periods ended September 30, 2018. Based upon their review, the Trustees concluded that Bramshill was qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies.

Conclusion. The Board reached the following conclusions regarding the Sub-Advisory Agreement: (a) Bramshill is qualified to manage the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) Bramshill maintains an appropriate and effective compliance program; (c) the Fund’s proposed sub-advisory fee is reasonable in relation to the services to be provided by Bramshill; and (d) Bramshill’s proposed investment strategies are appropriate for pursuing the Fund’s investment goal. In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Strategic Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

800.638.8194 • Touchstonelnvestments.com

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Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, Massachusetts 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54-TST-SAR-1910

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date     November 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date     November 29, 2019

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date     November 29, 2019

* Print the name and title of each signing officer under his or her signature.